UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8056

Praxis Mutual Funds
(Exact name of registrant as specified in charter)

1110 N. Main Street
Goshen, IN 46527

(Address of principal executive offices) (Zip Code)

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, Connecticut 06103

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Portfolio Investments
Praxis Impact Bond Fund
March 31, 2017 (Unaudited)

ASSET BACKED SECURITIES - 2.2%	Coupon	Maturity	Principal Amount	Fair Value
CarMax Auto Owner Trust	1.320%	07/15/19	$1,500,000	$1,498,186
CarMax Auto Owner Trust	1.380%	11/15/19	569,087	568,864
CLI Funding LLC (a)	2.830%	03/18/28	584,000	561,486
Cronos Containers Program I Ltd. (a)	3.270%	11/18/29	740,741	723,168
Domino's Pizza Master Issuer LLC (a)	5.216%	01/25/42	577,938	585,470
Fairway Outdoor Funding LLC (a)	4.212%	10/15/19	437,349	437,776
Ford Credit Auto Owner Trust	0.900%	10/15/18	628,604	628,232
Global SC Finance II SRL (a)	2.980%	04/17/28	699,583	681,126
SBA Tower Trust	2.898%	10/15/19	525,000	526,631
SolarCity LMC Series I LLC (a) (b)	4.800%	12/21/26	697,260	688,549
SolarCity LMC Series IV LLC (a) (b)	4.180%	08/21/45	235,103	217,496
Spruce ABS Trust	4.320%	06/15/28	569,233	561,196
Textainer Marine Containers III Ltd. (a)	3.270%	10/20/24	379,167	370,627
Toyota Auto Receivables Owner Trust	1.270%	05/15/19	1,044,637	1,044,076
Toyota Motor Credit Corp.	1.300%	04/15/20	1,000,000	996,776
Trip Rail Master Funding LLC (a) (c)	3.269%	07/15/41	380,364	380,363
Verizon Owner Trust (a)	1.420%	01/20/21	200,000	198,773
TOTAL ASSET BACKED SECURITIES (COST $10,768,837)				$10,668,795

COMMERCIAL MORTGAGE BACKED SECURITIES - 1.1%	Coupon	Maturity	Principal Amount	Fair Value
Bear Stearns Commercial Mortgage Securities	5.742%	09/01/42	$474,427	$478,382
Commercial Mortgage Pass Through Certificates	3.391%	05/15/45	953,980	990,981
Commercial Mortgage Pass Through Certificates	2.853%	10/15/45	1,000,000	1,005,200
FHLMC Multifamily Structured Pass Through Certificates	5.085%	03/25/19	1,140,000	1,197,795
OBP Depositor LLC Trust (a)	4.646%	07/15/45	1,040,000	1,107,944
RBSCF Trust (a) (c)	6.094%	12/16/49	410,281	410,652
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $5,253,172)				$5,190,954

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

MUNICIPAL BONDS - 2.5%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects	7.334%	02/15/28	$1,000,000	$1,278,560
Bridgeport, Connecticut Housing Authority	1.850%	12/15/18	145,000	145,670
Cincinnati, Ohio Water System Rev.	6.458%	12/01/34	600,000	671,112
Columbus Multi-High School Building Corp.	6.446%	01/15/30	1,000,000	1,048,830
Findlay City School District	6.250%	12/01/37	270,000	274,514
Houston Independent School District	6.168%	02/15/34	1,000,000	1,073,540
Indianapolis Public School Multi-School Building	5.731%	07/15/29	1,500,000	1,607,895
LL&P Wind Energy, Inc., WA	5.733%	12/01/17	230,000	230,662
Massachusetts St.	3.277%	06/01/46	1,500,000	1,373,520
New Jersey St. Housing and Mortgage Finance	2.600%	07/01/23	345,000	346,604
Osceola County Housing Finance Authority Rev.	3.350%	07/01/23	245,000	248,969
St. Paul Housing & Redevelopment Authority Rev.	2.993%	07/01/21	1,250,000	1,263,288
St. of Hawaii, Department of Business Economic Development & Tourism	1.467%	07/01/22	624,338	615,441
Warm Springs Reservation Confederated Tribe	8.250%	11/01/19	895,000	968,488
Wisconsin Department of Transportation	5.837%	07/01/30	800,000	855,424
TOTAL MUNICIPAL BONDS (COST $11,740,178)				$12,002,517

CORPORATE BONDS – 36.3%	Coupon	Maturity	Principal Amount	Fair Value
AIRLINES - 0.4%
British Airways	4.625%	06/20/24	$692,657	$735,948
Delta Air Lines, Inc.	2.875%	03/13/20	435,000	438,522
Southwest Airlines Co.	2.650%	11/05/20	680,000	687,684
				1,862,154
BANKS - 2.5%
Axis Bank/Dubai (a)	2.875%	06/01/21	500,000	492,912
Bank of America Corp.	5.650%	05/01/18	$1,250,000	1,300,522
Bank of America Corp.	1.950%	05/12/18	1,000,000	1,002,218
Bank of America Corp.	2.151%	11/09/20	1,000,000	990,977
Bank of America Corp.	3.300%	01/11/23	500,000	503,103
Citigroup, Inc.	2.400%	02/18/20	1,250,000	1,254,371
Commonwealth Bank of Australia	2.250%	03/10/20	1,500,000	1,501,015
Discover Bank/Greenwood DE	3.100%	06/04/20	1,000,000	1,020,116
JPMorgan Chase & Co.	2.250%	01/23/20	500,000	501,721
JPMorgan Chase & Co.	4.625%	05/10/21	500,000	538,671

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS – 36.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKS - 2.5% (Continued)
Manufacturers & Traders Trust Co.	2.100%	02/06/20	$500,000	$499,225
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,207,503
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,250,000	1,245,791
				12,058,145
BIOTECHNOLOGY - 0.7%
Amgen, Inc.	5.700%	02/01/19	1,000,000	1,069,569
Biogen, Inc.	2.900%	09/15/20	1,000,000	1,017,863
Celgene Corp.	2.875%	08/15/20	835,000	847,772
Gilead Sciences, Inc.	3.650%	03/01/26	500,000	504,538
				3,439,742
BUILDING PRODUCTS - 0.2%
Masco Corp.	3.500%	04/01/21	250,000	254,402
Owens Corning	4.200%	12/01/24	750,000	772,702
				1,027,104
CAPITAL MARKETS - 2.2%
Bank of New York Mellon Corp. (The), Perpetual Bond (c)	4.950%	12/29/49	1,000,000	1,031,562
Goldman Sachs Group, Inc.	6.000%	06/15/20	1,200,000	1,328,326
Goldman Sachs Group, Inc.	3.500%	01/23/25	1,000,000	996,150
ING Bank NV (a)	2.000%	11/26/18	1,000,000	999,315
Jefferies Group LLC	8.500%	07/15/19	900,000	1,019,540
Morgan Stanley	2.200%	12/07/18	910,000	913,731
Morgan Stanley	5.625%	09/23/19	1,500,000	1,619,688
Raymond James Financial, Inc.	8.600%	08/15/19	1,000,000	1,143,295
State Street Corp.	7.350%	06/15/26	1,000,000	1,279,169
				10,330,776
CHEMICALS - 1.1%
Avery Dennison Corp.	5.375%	04/15/20	1,250,000	1,346,687
Ecolab, Inc.	5.500%	12/08/41	1,100,000	1,300,177
NOVA Chemicals Corp. (a)	5.250%	08/01/23	500,000	511,250

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS – 36.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CHEMICALS - 1.1% (Continued)
Potash Corp. of Saskatchewan, Inc.	5.875%	12/01/36	$840,000	$960,094
Solvay Finance America LLC (a)	3.400%	12/03/20	1,250,000	1,286,074
				5,404,282
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Steelcase, Inc.	6.375%	02/15/21	750,000	835,509

COMMUNICATIONS EQUIPMENT - 0.1%
Juniper Networks, Inc.	3.300%	06/15/20	500,000	511,409

CONSTRUCTION MATERIALS - 0.2%
Martin Marietta Materials, Inc.	6.600%	04/15/18	1,000,000	1,045,557

CONSUMER FINANCE - 1.1%
Ally Financial, Inc.	3.250%	09/29/17	500,000	501,875
American Express Credit Corp.	2.600%	09/14/20	1,000,000	1,010,588
Ford Motor Credit Co. LLC	3.157%	08/04/20	1,000,000	1,016,317
GE Capital International Funding Co. (a)	4.418%	11/15/35	1,250,000	1,319,942
Hyundai Capital Services, Inc. (a)	2.875%	03/16/21	1,250,000	1,247,404
				5,096,126
CONTAINERS & PACKAGING - 0.3%
Newell Rubbermaid, Inc.	3.850%	04/01/23	185,000	191,211
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,154,687
				1,345,898
DIVERSIFIED FINANCIAL SERVICES - 1.7%
AerCap Ireland Capital Ltd.	5.000%	10/01/21	1,000,000	1,070,434
Brookfield Finance, Inc.	4.250%	06/02/26	1,000,000	1,004,869
GATX Corp.	2.600%	03/30/20	897,000	908,830
Genpact Luxembourg S.à r.l (a)	3.700%	04/01/22	1,100,000	1,106,376
Moody's Corp.	5.500%	09/01/20	1,000,000	1,094,595
MSCI, Inc. (a)	5.750%	08/15/25	500,000	531,250
National Rural Utilities Cooperative Finance Corp.	10.375%	11/01/18	780,000	883,320
S&P Global, Inc.	3.300%	08/14/20	750,000	766,214
S&P Global, Inc.	4.000%	06/15/25	500,000	513,903
				7,879,791
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
AT&T, Inc.	2.450%	06/30/20	500,000	499,964
AT&T, Inc.	5.250%	03/01/37	500,000	509,727

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS – 36.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9% (Continued)
AT&T, Inc.	4.750%	05/15/46	$1,000,000	$933,087
Frontier Communications Corp.	7.125%	03/15/19	750,000	789,375
Verizon Communications, Inc.	5.500%	03/16/47	1,250,000	1,310,181
				4,042,334
EDUCATION - 0.8%
Graham Holdings Co.	7.250%	02/01/19	575,000	622,438
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,586,018
President & Fellows of Harvard College	3.150%	07/15/46	1,500,000	1,384,779
				3,593,235
ELECTRIC UTILITIES - 3.4%
Electricite de France SA (a)	3.625%	10/13/25	1,250,000	1,257,699
Florida Power & Light Co.	4.050%	10/01/44	1,300,000	1,326,481
Georgia Power Co.	3.250%	04/01/26	1,000,000	977,516
ITC Holdings Corp. (a)	5.500%	01/15/20	1,000,000	1,068,040
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,747,711
NextEra Energy Capital Holdings, Inc.	2.700%	09/15/19	500,000	506,985
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,502,806
Oncor Electric Delivery Co.	6.800%	09/01/18	750,000	801,917
Pacificorp	8.080%	10/14/22	500,000	596,094
Pennsylvania Electric Co.	5.200%	04/01/20	500,000	531,586
Portland General Electric Co.	6.100%	04/15/19	1,100,000	1,186,362
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,318,335
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	905,652
Southern California Edison	4.050%	03/15/42	1,165,000	1,180,047
Southern Power Co.	4.150%	12/01/25	1,000,000	1,033,430
				15,940,661
ELECTRICAL EQUIPMENT - 0.2%
Johnson Controls, Inc.	3.750%	12/01/21	550,000	571,030
Thomas & Betts Corp.	5.625%	11/15/21	500,000	565,986
				1,137,016
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.0% (d)
Arrow Electronics, Inc.	3.000%	03/01/18	165,000	166,643

FOOD & STAPLES RETAILING - 0.4%
Ahold Finance U.S.A., LLC, Series 2000-1, CV (c)	7.820%	01/02/20	195,889	208,065

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS – 36.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FOOD & STAPLES RETAILING - 0.4% (Continued)
Kroger Co.	5.000%	04/15/42	$1,000,000	$1,047,451
Smith's Food & Drug Centers, Inc. Pass Through Trust, Series 1994-A3	9.200%	07/02/18	371,207	390,632
				1,646,148
FOOD PRODUCTS - 1.4%
Bunge Ltd. Finance Corp.	3.200%	06/15/17	1,000,000	1,003,361
Bunge Ltd. Finance Corp.	3.500%	11/24/20	250,000	256,517
Cargill, Inc.	4.760%	11/23/45	1,250,000	1,359,571
ConAgra Foods, Inc.	4.950%	08/15/20	94,000	99,784
J.M. Smucker Co. (The)	3.500%	03/15/25	1,250,000	1,266,854
Kraft Foods Group, Inc.	5.375%	02/10/20	1,000,000	1,086,453
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	1,019,332
Wm. Wrigley Jr. Co. (a)	3.375%	10/21/20	680,000	703,136
				6,795,008
GAS UTILITIES - 0.7%
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,304,689
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	283,571
Laclede Group, Inc.	2.550%	08/15/19	1,250,000	1,257,641
National Fuel Gas Co.	6.500%	04/15/18	500,000	518,258
				3,364,159
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Express Scripts Holding Co.	3.300%	02/25/21	1,000,000	1,017,292
Howard Hughes Medical Institute	3.500%	09/01/23	1,500,000	1,571,320
Laboratory Corp. of America Holdings	2.625%	02/01/20	1,000,000	1,005,273
McKesson Corp.	6.000%	03/01/41	474,000	550,560
				4,144,445
HOME BUILDERS - 0.2%
DR Horton, Inc.	3.625%	02/15/18	750,000	757,251

HOTELS, RESTAURANTS & LEISURE - 0.5%
Brinker International, Inc.	2.600%	05/15/18	500,000	500,695
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	1,007,423
Starbucks Corp.	2.450%	06/15/26	1,000,000	958,141
				2,466,259

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS – 36.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.5%
FPL Energy American Wind LLC (a)	6.639%	06/20/23	$559,221	$573,201
FPL Energy National Wind LLC (a)	5.608%	03/10/24	280,046	280,046
Harper Lake Solar Funding Corp. (a)	7.645%	12/31/18	508,794	526,602
Midland Cogeneration Venture LP, CV (a)	5.250%	03/15/25	197,633	203,703
Midland Cogeneration Venture LP, CV (a)	6.000%	03/15/25	501,424	532,465
NRG Yield Operating LLC	5.375%	08/15/24	500,000	507,500
Salton Sea Funding Corp.	7.475%	11/30/18	240,760	237,753
Solar Star Funding LLC (a)	3.950%	06/30/35	325,346	306,469
Solar Star Funding LLC (a)	5.375%	06/30/35	488,554	516,294
SteelRiver Transmission Co. LLC (a)	4.710%	06/30/17	829,177	829,171
Tenaska Virginia Partners LP (a)	6.119%	03/30/24	888,051	947,595
Topaz Solar Farms LLC (a)	4.875%	09/30/39	317,110	327,205
Topaz Solar Farms LLC (a)	5.750%	09/30/39	734,159	810,735
TransAlta Corp.	6.900%	05/15/18	500,000	520,000
				7,118,739
INDUSTRIAL CONGLOMERATES - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	01/15/19	500,000	508,212

INSURANCE - 2.8%
American International Group, Inc.	3.750%	07/10/25	1,250,000	1,243,029
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	765,630
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,258,201
Kemper Corp.	4.350%	02/15/25	1,250,000	1,251,870
Liberty Mutual Group, Inc. (a)	4.950%	05/01/22	1,050,000	1,140,820
Markel Corp.	3.625%	03/30/23	400,000	409,391
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	1,028,692
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,016,020
Progressive Corp. (c)	6.700%	06/15/37	500,000	493,750
Provident Cos., Inc.	7.000%	07/15/18	340,000	360,675
Prudential Financial, Inc. (c)	5.875%	09/15/42	500,000	543,375
RLI Corp.	4.875%	09/15/23	1,000,000	1,049,776
TIAA Asset Management Finance Co. LLC (a)	2.950%	11/01/19	1,000,000	1,016,458
Unum Group	3.000%	05/15/21	700,000	700,793
W.R. Berkley Corp.	6.150%	08/15/19	710,000	768,260
W.R. Berkley Corp.	4.625%	03/15/22	250,000	268,316
				13,315,056

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS – 36.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
IT SERVICES - 0.5%
Broadridge Financial Solutions, Inc.	3.950%	09/01/20	$1,000,000	$1,047,042
Fiserv, Inc.	2.700%	06/01/20	1,000,000	1,011,315
Xerox Corp. (a)	4.070%	03/17/22	250,000	253,930
				2,312,287
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,298,040

MACHINERY - 0.9%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	1,000,567
Kennametal, Inc.	2.650%	11/01/19	1,000,000	1,000,052
Pall Corp.	5.000%	06/15/20	1,000,000	1,087,598
Snap-on, Inc.	4.250%	01/15/18	500,000	510,233
Valmont Industries, Inc.	6.625%	04/20/20	562,000	624,283
				4,222,733
MEDIA - 0.4%
Comcast Corp.	4.750%	03/01/44	500,000	527,501
Scripps Networks Interactive, Inc.	2.800%	06/15/20	1,000,000	1,010,464
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	453,142
				1,991,107
METALS & MINING - 0.5%
Newcrest Finance Pty. Ltd. (a)	4.450%	11/15/21	1,000,000	1,043,611
Nucor Corp.	4.125%	09/15/22	665,000	713,325
Reliance Steel & Aluminum Co.	4.500%	04/15/23	705,000	735,716
				2,492,652
MULTILINE RETAIL - 0.2%
Dollar General Corp.	4.125%	07/15/17	700,000	705,655
Macy's Retail Holdings, Inc.	9.500%	04/15/21	405,000	431,488
				1,137,143
MULTI-UTILITIES - 0.8%
Consumers Energy Co.	6.700%	09/15/19	750,000	831,717
Puget Energy, Inc.	5.625%	07/15/22	750,000	829,844
Puget Sound Energy, Inc.	6.740%	06/15/18	1,000,000	1,052,133
Westar Energy, Inc.	2.550%	07/01/26	1,260,000	1,197,702
				3,911,396

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS – 36.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
OIL, GAS & CONSUMABLE FUELS - 0.5%
ConocoPhillips Holdings Co.	6.950%	04/15/29	$1,000,000	$1,292,143
Denbury Resources, Inc.	4.625%	07/15/23	300,000	219,000
Merey Sweeny LP (a)	8.850%	12/18/19	333,383	364,173
Ras Laffan Liquefied Natural Gas Co. Ltd. II (a)	5.298%	09/30/20	376,900	395,911
				2,271,227
PAPER & FOREST PRODUCTS - 0.5%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	801,720
PH Glatfelter Co.	5.375%	10/15/20	750,000	766,875
Suzano Austria GMBH	5.750%	07/14/26	750,000	763,875
				2,332,470
PHARMACEUTICALS - 0.4%
AbbVie, Inc.	2.500%	05/14/20	500,000	503,409
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,211,842
				1,715,251
PIPELINES - 1.0%
Columbia Pipeline Group (a)	3.300%	06/01/20	850,000	866,195
Florida Gas Transmission Co. LLC (a)	4.350%	07/15/25	1,000,000	1,035,237
Kern River Funding Corp. (a)	4.893%	04/30/18	420,000	432,890
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,000,000	950,441
Spectra Energy Capital LLC	6.750%	07/15/18	800,000	844,898
Williams Partners LP	4.875%	05/15/23	500,000	516,250
				4,645,911
PROFESSIONAL SERVICES - 0.4%
Dun & Bradstreet Corp.	4.375%	12/01/22	1,000,000	1,033,995
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	1,063,400
				2,097,395
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
Digital Realty Trust LP	3.950%	07/01/22	1,250,000	1,301,834
Health Care REIT, Inc.	4.700%	09/15/17	1,018,000	1,031,365
National Retail Properties, Inc.	3.800%	10/15/22	750,000	774,309
Regency Centers LP	3.750%	06/15/24	1,000,000	1,017,793
Vornado Realty LP	2.500%	06/30/19	1,000,000	1,005,659
				5,130,960

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS – 36.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ROAD & RAIL - 1.4%
Burlington Northern Santa Fe LLC	7.160%	01/02/20	$376,109	$403,820
Burlington Northern Santa Fe LLC	5.750%	05/01/40	1,000,000	1,213,494
Kansas City Southern (a)	2.350%	05/15/20	500,000	495,376
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,089,266
Penske Truck Leasing Co. LP/PTL Finance Corp. (a)	3.750%	05/11/17	1,000,000	1,002,274
Ryder System, Inc.	2.650%	03/02/20	455,000	458,126
Ryder System, Inc.	2.500%	05/11/20	795,000	798,634
TTX Co. (a)	2.600%	06/15/20	1,000,000	1,001,908
				6,462,898
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
Applied Materials, Inc.	7.125%	10/15/17	500,000	514,341
Intel Corp.	4.900%	07/29/45	1,250,000	1,401,611
KLA-Tencor Corp.	3.375%	11/01/19	600,000	616,042
Lam Research Corp.	2.750%	03/15/20	1,000,000	1,011,619
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	502,036
NXP BV/NXP Funding LLC	3.875%	09/01/22	200,000	204,500
Xilinx, Inc.	2.125%	03/15/19	500,000	501,525
				4,751,674
SOFTWARE - 0.4%
Microsoft Corp.	4.450%	11/03/45	1,500,000	1,583,102
Symantec Corp.	2.750%	06/15/17	500,000	500,374
				2,083,476
SPECIALTY RETAIL - 0.9%
Advanced Auto Parts, Inc.	4.500%	01/15/22	402,000	422,289
Gap, Inc.	5.950%	04/12/21	1,000,000	1,073,241
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	1,067,055
O'Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,038,071
Staples, Inc.	2.750%	01/12/18	580,000	582,916
				4,183,572
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,261,827
Seagate HDD Cayman	3.750%	11/15/18	635,000	650,875
Seagate HDD Cayman (a)	4.250%	03/01/22	305,000	302,072
				2,214,774

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS – 36.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Hanesbrands, Inc.	4.625%	05/15/24	$500,000	$493,125

TOTAL CORPORATE BONDS (COST $167,516,677)				$171,579,750

CORPORATE NOTES - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Social Investment Foundation, Inc. (b)	1.000%	06/15/17	$1,700,000	$1,700,000
Calvert Social Investment Foundation, Inc. (b)	1.000%	12/15/17	1,200,000	1,200,000
COMMUNITY DEVELOPMENT - 1.0% (Continued)
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/17/19	1,700,000	1,700,000
TOTAL CORPORATE NOTES (COST $4,600,000)				$4,600,000

FOREIGN GOVERNMENTS – 8.1%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 3.2%
Banco Nacional de Costa Rica (a)	5.875%	04/25/21	$750,000	$763,125
Bank Nederlandse Gemeenten	1.625%	11/25/19	1,500,000	1,492,245
Export Development Canada	1.250%	12/10/18	1,000,000	1,002,460
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,222,721
KFW	1.750%	10/15/19	2,500,000	2,507,650
KFW	1.875%	11/30/20	1,000,000	997,575
KFW	2.000%	11/30/21	1,000,000	995,625
Kommunalbanken AS	1.375%	10/26/20	1,000,000	979,756
Kommunalbanken AS (a)	2.125%	02/11/25	1,000,000	959,922
Kommunivest I Sverige AB (a)	1.500%	04/23/19	1,000,000	995,371
Municipality Finance plc	1.375%	09/21/21	1,000,000	962,444
Nacional Financiera SNC (a)	3.375%	11/05/20	1,000,000	1,014,500
Svensk Exportkredit AB	1.875%	06/23/20	1,000,000	997,396
				14,890,790
SUPRANATIONAL – 4.9%
African Development Bank	1.375%	12/17/18	1,000,000	998,953
Asian Development Bank	1.000%	08/16/19	1,500,000	1,480,740
Asian Development Bank	2.125%	03/19/25	1,000,000	972,664
European Bank for Reconstruction & Development	0.875%	07/22/19	2,000,000	1,965,612

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

FOREIGN GOVERNMENTS – 8.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL – 4.9% (Continued)
European Bank for Reconstruction & Development	1.625%	04/10/18	$500,000	$499,567
European Investment Bank	2.500%	10/15/24	1,000,000	999,651
European Investment Bank	2.125%	04/13/26	1,000,000	957,644
Inter-American Development Bank	1.500%	09/25/18	2,500,000	2,504,805
Inter-American Development Bank	2.125%	11/09/20	3,000,000	3,025,506
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,507,651
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	485,236
International Finance Corp.	1.250%	11/27/18	1,000,000	998,354
International Finance Corp., Series GMTN	1.750%	03/30/20	3,000,000	2,999,157
Nordic Investment Bank	2.250%	09/30/21	1,000,000	1,006,665
North American Development Bank	2.300%	10/10/18	1,000,000	1,009,296
				23,411,501

TOTAL FOREIGN GOVERNMENTS (COST $38,084,811)				$38,302,291

U.S. GOVERNMENT AGENCIES - 45.4%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 3.8%
FHLB	5.000%	11/17/17	$2,500,000	$2,560,225
FHLB	3.375%	06/12/20	1,000,000	1,054,844
FHLB	5.500%	07/15/36	10,820,000	14,334,260
				17,949,329
FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.0%
FHLMC	6.000%	09/01/17	3,162	3,169
FHLMC	4.500%	06/01/18	28,212	28,887
FHLMC	4.875%	06/13/18	6,200,000	6,466,110
FHLMC	3.750%	03/27/19	3,020,000	3,162,151
FHLMC	5.000%	04/01/19	24,890	25,613
FHLMC	1.250%	10/02/19	2,710,000	2,694,886
FHLMC	1.375%	05/01/20	4,000,000	3,968,316
FHLMC	5.000%	12/01/21	87,462	92,381
FHLMC	2.375%	01/13/22	9,460,000	9,631,037
FHLMC	5.500%	04/01/22	62,988	66,458
FHLMC	4.000%	11/01/24	520,752	548,245
FHLMC	4.000%	10/01/25	233,907	246,319
FHLMC	6.000%	04/01/27	179,222	202,321

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund
U.S. GOVERNMENT AGENCIES - 45.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.0% (Continued)
FHLMC	2.500%	10/01/27	$1,053,097	$1,066,361
FHLMC	7.000%	02/01/30	123,249	135,103
FHLMC	7.500%	07/01/30	208,024	237,463
FHLMC	7.000%	03/01/31	66,829	76,212
FHLMC	6.250%	07/15/32	8,750,000	12,185,775
FHLMC	3.000%	11/01/32	1,824,608	1,864,407
FHLMC	3.000%	11/01/32	1,186,457	1,212,326
FHLMC	5.500%	11/01/33	65,443	73,280
FHLMC	2.855%	05/01/34	54,313	57,187
FHLMC	2.855%	05/01/34	127,912	135,100
FHLMC	5.000%	07/01/35	157,724	172,472
FHLMC	4.500%	10/01/35	276,323	297,162
FHLMC	5.500%	03/01/36	71,450	79,365
FHLMC	5.500%	06/01/36	103,852	115,366
FHLMC	6.000%	06/01/36	103,081	117,865
FHLMC	5.500%	12/01/36	87,728	97,255
FHLMC	6.000%	08/01/37	56,360	63,969
FHLMC	5.000%	03/01/38	436,216	476,606
FHLMC	4.500%	06/01/39	471,666	506,913
FHLMC	5.000%	06/01/39	717,360	781,408
FHLMC	4.500%	07/01/39	502,455	539,933
FHLMC	4.500%	11/01/39	476,569	512,001
FHLMC	4.500%	09/01/40	725,216	779,454
FHLMC	4.500%	05/01/41	1,432,399	1,540,661
FHLMC	4.500%	07/01/41	1,423,745	1,531,163
FHLMC	5.000%	09/01/41	674,645	736,627
FHLMC	3.500%	10/01/41	875,499	899,490
FHLMC	4.000%	10/01/41	700,211	737,577
FHLMC	3.500%	02/01/42	1,302,179	1,337,671
FHLMC	4.000%	02/01/42	409,111	430,939
FHLMC	3.500%	06/01/42	1,472,247	1,512,377
FHLMC	3.500%	06/01/42	1,511,141	1,552,332
FHLMC	3.500%	08/01/42	1,600,285	1,643,902
FHLMC	3.000%	11/01/42	2,437,496	2,430,329
FHLMC	3.000%	01/01/43	1,456,576	1,452,294
FHLMC	3.000%	05/01/43	2,140,481	2,132,418

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 45.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.0% (Continued)
FHLMC	3.500%	10/01/44	$1,979,029	$2,026,967
FHLMC	3.500%	11/01/44	1,825,860	1,869,456
FHLMC	3.500%	04/01/45	2,240,076	2,292,531
FHLMC	3.000%	05/01/46	2,846,716	2,822,448
				75,668,058
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.2%
FNMA	1.125%	04/27/17	2,000,000	2,000,486
FNMA	5.000%	07/01/18	23,868	24,529
FNMA	5.000%	09/01/18	39,729	40,830
FNMA	1.875%	02/19/19	3,000,000	3,030,207
FNMA	7.000%	11/01/19	4,280	4,424
FNMA	7.000%	11/01/19	6,124	6,343
FNMA	3.500%	07/01/20	199,775	207,837
FNMA	1.250%	05/06/21	7,000,000	6,837,607
FNMA	5.500%	06/01/22	97,548	103,529
FNMA	2.590%	07/01/22	2,438,497	2,473,203
FNMA	2.890%	07/01/22	2,432,777	2,478,729
FNMA	2.190%	01/01/23	2,000,000	1,971,720
FNMA	2.770%	07/01/23	2,386,732	2,429,717
FNMA	2.670%	12/01/23	2,489,447	2,501,005
FNMA	2.625%	09/06/24	13,750,000	13,960,045
FNMA	3.080%	12/01/24	2,405,604	2,465,569
FNMA	5.000%	04/01/25	135,808	148,243
FNMA	5.000%	07/01/25	108,099	117,997
FNMA	3.500%	10/01/25	237,898	247,795
FNMA	5.000%	10/01/25	131,112	143,117
FNMA	5.500%	11/01/25	40	45
FNMA	4.000%	03/01/26	825,772	869,290
FNMA	2.125%	04/24/26	2,000,000	1,911,178
FNMA	8.500%	09/01/26	47,815	52,365
FNMA	1.875%	09/24/26	2,500,000	2,323,922
FNMA	2.783%	09/25/26	1,995,731	2,011,868
FNMA	2.500%	09/01/27	1,278,029	1,292,901
FNMA	2.500%	11/01/27	1,840,537	1,862,131
FNMA	2.500%	01/01/28	1,254,202	1,268,886
FNMA	6.625%	11/15/30	8,250,000	11,635,528

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 45.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.2% (Continued)
FNMA	3.000%	12/01/32	$1,778,333	$1,818,440
FNMA	6.000%	10/01/33	67,190	76,493
FNMA	2.700%	02/01/34	144,121	147,618
FNMA	5.500%	02/01/34	71,262	79,396
FNMA	2.801%	05/01/34	94,766	100,479
FNMA	2.895%	05/01/34	29,180	30,319
FNMA	6.000%	11/01/34	175,497	199,920
FNMA	5.500%	01/01/35	130,551	146,014
FNMA	5.000%	10/01/35	176,908	193,455
FNMA	5.500%	10/01/35	190,556	212,793
FNMA	6.000%	10/01/35	102,712	117,182
FNMA	5.500%	06/01/36	50,062	55,763
FNMA	6.000%	06/01/36	55,237	62,455
FNMA	5.500%	11/01/36	67,515	75,181
FNMA	2.774%	05/01/37	91,513	96,451
FNMA	5.625%	07/15/37	2,750,000	3,695,728
FNMA	4.500%	09/01/40	455,958	490,536
FNMA	4.500%	10/01/40	457,593	492,588
FNMA	4.000%	12/01/40	1,053,842	1,109,485
FNMA	4.000%	01/01/41	741,617	780,563
FNMA	3.500%	02/01/41	1,071,334	1,102,354
FNMA	4.000%	10/01/41	660,148	695,115
FNMA	4.000%	11/01/41	628,160	661,440
FNMA	4.000%	12/01/41	823,396	866,989
FNMA	4.000%	12/01/41	1,650,094	1,737,232
FNMA	4.000%	01/01/42	1,899,061	2,007,248
FNMA	3.500%	05/01/42	1,285,806	1,321,679
FNMA	3.000%	06/01/42	2,019,317	2,013,061
FNMA	3.000%	08/01/42	1,790,149	1,784,628
FNMA	3.000%	08/01/42	1,789,806	1,784,260
FNMA	3.500%	12/01/42	2,097,567	2,155,826
FNMA	3.000%	06/01/43	1,773,902	1,768,130
FNMA	4.000%	12/01/44	2,549,821	2,699,120
FNMA	3.500%	05/01/45	2,683,941	2,757,439
FNMA	3.000%	04/01/46	2,812,070	2,789,397

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES – 45.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.2% (Continued)
FNMA	3.500%	11/01/46	$4,408,919	$4,512,485
				105,058,308
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.2%
GNMA	7.000%	12/20/30	26,125	31,223
GNMA	7.000%	10/20/31	19,431	23,191
GNMA	7.000%	03/20/32	69,651	83,330
GNMA	1.750%	01/20/34	65,251	67,633
GNMA	5.500%	10/20/38	36,229	38,159
GNMA	6.500%	11/20/38	15,011	17,362
GNMA	2.250%	04/16/42	495,304	495,879
				756,777
OVERSEAS PRIVATE INVESTMENT CORPORATION - 0.6%
OPIC	3.280%	09/15/29	1,100,000	1,103,810
OPIC	3.540%	06/15/30	779,417	808,364
OPIC	3.820%	06/01/33	967,749	1,013,224
				2,925,398
SMALL BUSINESS ADMINISTRATION - 0.1%
Small Business Administration	1.100%	02/25/32	359,381	357,638

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT – 2.3%
Hashemite Kingdom of Jordan AID Bond	2.503%	10/30/20	5,000,000	5,121,700
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,487,875
Iraq AID Bond	2.149%	01/18/22	1,500,000	1,493,275
Ukraine Government AID Bond	1.847%	05/29/20	1,000,000	1,001,424
Ukraine Government AID Bond	1.471%	09/29/21	2,000,000	1,952,318
				11,056,592
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.2%
United States Department of Housing and Urban Development	2.350%	08/01/21	1,000,000	1,013,574

TOTAL U.S. GOVERNMENT AGENCIES (COST $214,073,606)				$214,785,674

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

INVESTMENT COMPANIES - 0.8% Shares		Fair Value
Pax World High Yield Bond Fund - Individual Investor Class (Cost $4,199,236)	530,984	$3,605,380

TOTAL INVESTMENTS - (COST(e) $456,236,517 - Unrealized gain/loss $4,498,844) - 97.4%		$460,735,361

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%		12,382,269

NET ASSETS - 100.0%		$473,117,630

(a)
144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At March 31, 2017, these securities were valued at $40,115,230 or 8.5% of net assets.

(b)	Illiquid security.
(c)	Variable rate security. Rates presented are the rates in effect at March 31, 2017.
(d)	Percentage rounds to less than 0.1%.
(e)	Represents cost for financial reporting purposes.

plc - Public Liability Company
REIT - Real Estate Investment Trust
CV - Convertible Security

See accompanying Notes to Schedules of Investments.

Schedule of Portfolio Investments
Praxis International Index Fund
March 31, 2017 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Fair Value
AUSTRALIA - 5.5%
BANKS - 2.2%
Australia & New Zealand Banking Group Ltd.	6,107	$148,464
Australia & New Zealand Banking Group Ltd. - ADR	36,061	875,020
Commonwealth Bank of Australia	21,512	1,411,946
Commonwealth Bank of Australia - ADR	613	40,348
National Australia Bank Ltd.	4,644	118,291
National Australia Bank Ltd. - ADR	63,688	814,251
Westpac Banking Corp.	4,051	108,509
Westpac Banking Corp. - ADR	55,366	1,479,379
		4,996,208
BIOTECHNOLOGY - 0.3%
CSL Ltd.	3,640	348,538
CSL Ltd. - ADR	8,710	418,515
		767,053
CAPITAL MARKETS - 0.3%
Macquarie Group Ltd.	7,209	496,793
Macquarie Group Ltd. - ADR	2,747	189,914
		686,707
CHEMICALS - 0.2%
Orica Ltd.	27,987	376,325

CONTAINERS & PACKAGING - 0.2%
Amcor Ltd.	24,949	287,059
Amcor Ltd. - ADR	3,500	161,280
		448,339
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Telstra Corp. Ltd.	17,682	62,952
Telstra Corp. Ltd. - ADR	13,179	233,730
		296,682
FOOD & STAPLES RETAILING - 0.5%
Wesfarmers Ltd.	19,358	666,563
Woolworths Ltd.	27,413	555,004
		1,221,567
INSURANCE - 0.2%
Suncorp Group Ltd.	46,152	465,786

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
AUSTRALIA - 5.5% (Continued)
METALS & MINING - 0.3%
Alumina Ltd. - ADR	41,858	$227,917
Newcrest Mining Ltd. - ADR	9,928	171,854
Sims Metal Management Ltd. - ADR	21,356	201,364
South32 Ltd.	30,582	63,896
		665,031
OIL, GAS & CONSUMABLE FUELS - 0.8%
Caltex Australia Ltd.	12,181	274,442
Oil Search Ltd.	60,661	334,611
Origin Energy Ltd.	100,656	542,154
Woodside Petroleum Ltd.	18,241	447,071
Woodside Petroleum Ltd. - ADR	5,235	128,886
		1,727,164
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
Scentre Group REIT	25,459	83,444
Shopping Centres Australasia Property Group REIT	1	2
Westfield Corp. REIT	72,500	491,863
		575,309
TRANSPORTATION INFRASTRUCTURE - 0.1%
Sydney Airport	49,337	255,185
TOTAL AUSTRALIA		12,481,356

AUSTRIA - 0.2%
BANKS - 0.2%
Erste Group Bank AG	5,112	166,482
Erste Group Bank AG - ADR	12,078	197,596
TOTAL AUSTRIA		364,078

BELGIUM - 0.2%
FOOD & STAPLES RETAILING - 0.2%
Colruyt SA	8,334	409,187

BRAZIL - 1.4%
BANKS - 0.6%
Banco Bradesco SA - ADR	70,220	719,053
Itau Unibanco Holding SA - ADR	61,571	743,162
		1,462,215

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
BRAZIL - 1.4% (Continued)
CHEMICALS - 0.1%
Braskem SA - ADR	13,824	$281,318

FOOD PRODUCTS - 0.1%
BRF SA - ADR	21,929	268,630

OIL, GAS & CONSUMABLE FUELS - 0.4%
Petroleo Brasileiro SA - ADR (a)	63,920	619,385
Ultrapar Participacoes SA - ADR	14,545	330,608
		949,993
WATER UTILITIES - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	36,049	375,270
TOTAL BRAZIL		3,337,426

CANADA - 7.0%
AUTO COMPONENTS - 0.3%
Magna International, Inc. - Class A	15,982	689,783

BANKS - 1.8%
Bank of Montreal	7,625	570,274
Bank of Nova Scotia	12,180	713,383
Canadian Imperial Bank of Commerce	6,759	582,693
Royal Bank of Canada	17,137	1,249,459
Toronto-Dominion Bank	18,236	913,441
		4,029,250
CHEMICALS - 0.5%
Agrium, Inc.	3,521	336,432
Methanex Corp.	9,429	442,220
Potash Corp. of Saskatchewan, Inc.	27,225	465,003
		1,243,655
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
TransAlta Corp.	20,678	120,966

INSURANCE - 0.5%
Manulife Financial Corp.	41,223	731,296
Sun Life Financial, Inc.	11,714	428,147
		1,159,443

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
CANADA - 7.0% (Continued)
MEDIA - 0.3%
Shaw Communications, Inc. - Class B	30,240	$626,573

METALS & MINING - 0.4%
Agnico Eagle Mines Ltd.	9,985	423,763
Teck Resources Ltd. - Class B	24,575	538,193
		961,956
OIL, GAS & CONSUMABLE FUELS - 2.0%
Cenovus Energy, Inc.	58,181	657,445
Enbridge, Inc.	36,866	1,542,474
Encana Corp.	36,072	422,403
Suncor Energy, Inc.	60,339	1,855,424
		4,477,746
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Brookfield Asset Management, Inc. - Class A	20,511	747,831

ROAD & RAIL - 0.8%
Canadian National Railway Co.	15,054	1,112,942
Canadian Pacific Railway Ltd.	5,165	758,842
		1,871,784
TOTAL CANADA		15,928,987

CAYMAN ISLANDS - 0.7%
DIVERSIFIED CONSUMER SERVICES - 0.2%
TAL Education Group - ADR (a)	4,537	483,508

INTERNET & DIRECT MARKETING RETAIL - 0.3%
Ctrip.com International Ltd. - ADR (a)	13,813	678,909

INTERNET SOFTWARE & SERVICES - 0.2%
SINA Corp. (a)	4,823	347,835
TOTAL CAYMAN ISLANDS		1,510,252

CHILE - 0.6%
AIRLINES - 0.1%
Latam Airlines Group SA - ADR	30,040	380,607

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
CHILE - 0.6% (Continued)
BEVERAGES - 0.1%
Embotelladora Andina SA - Class B - ADR	6,720	$157,181

CHEMICALS - 0.2%
Sociedad Quimica y Minera de Chile SA - ADR	15,440	530,673

METALS & MINING - 0.2%
Antofagasta plc	31,044	324,404
Antofagasta plc - ADR (a)	3,393	70,912
		395,316
TOTAL CHILE		1,463,777

CHINA - 5.1%
AIRLINES - 0.1%
China Southern Airlines Co. Ltd. - ADR	5,546	184,404

BANKS - 0.5%
China Construction Bank Corp. - ADR	69,587	1,120,351

CHEMICALS - 0.2%
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	7,041	392,606

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
China Telecom Corp. Ltd. - ADR	6,115	297,617

INSURANCE - 1.1%
AIA Group Ltd. - ADR	13,816	350,581
China Life Insurance Company Ltd. - ADR	76,021	1,165,402
Ping An Insurance Group Co. of China Ltd. - ADR	33,826	382,234
Ping An Insurance Group Co. of China Ltd. - Class H	131,769	737,559
		2,635,776
INTERNET SOFTWARE & SERVICES - 2.9%
Alibaba Group Holdings Ltd. - ADR (a)	17,583	1,895,975
Baidu, Inc. - ADR (a)	5,149	888,305
NetEase, Inc. - ADR	2,394	679,896
TenCent Holdings Ltd. - ADR	109,906	3,171,887
		6,636,063

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
CHINA - 5.1% (Continued)
ROAD & RAIL - 0.1%
Guangshen Railway Co. - ADR	8,797	$265,493

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
Lenovo Group Ltd. - ADR	18,577	243,823
TOTAL CHINA		11,776,133

COLOMBIA - 0.4%
BANKS - 0.2%
BanColombia SA - ADR	10,431	415,884

OIL, GAS & CONSUMABLE FUELS - 0.2%
Ecopetrol SA - ADR (a)	42,848	399,343
TOTAL COLOMBIA		815,227

DENMARK - 0.9%
BANKS - 0.2%
Danske Bank A/S	11,624	395,922
Danske Bank A/S - ADR	6,614	113,298
		509,220
PHARMACEUTICALS - 0.6%
Novo Nordisk A/S - ADR	39,423	1,351,420

TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Pandora A/S	2,460	272,360
TOTAL DENMARK		2,133,000

FINLAND - 0.7%
COMMUNICATIONS EQUIPMENT - 0.3%
Nokia OYJ - ADR	122,822	665,695

MACHINERY - 0.2%
Kone OYJ - Class B	11,250	494,025

PAPER & FOREST PRODUCTS - 0.2%
Stora Enso OYJ - ADR	32,308	381,881
TOTAL FINLAND		1,541,601

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
FRANCE - 6.0%
AUTO COMPONENTS - 0.6%
Cie Generale des Etablissements Michelin	1,074	$130,455
Cie Generale des Etablissements Michelin - ADR	25,215	611,464
Valeo SA	2,793	186,031
Valeo SA - ADR	13,056	435,313
		1,363,263
AUTOMOBILES - 0.2%
Renault SA	5,892	511,880

BANKS - 0.7%
BNP Paribas SA - ADR	21,892	728,566
Credit Agricole SA	11,014	149,235
Credit Agricole SA - ADR	14,211	95,498
Societe Generale SA	4,111	208,554
Societe Generale SA - ADR	36,300	366,267
		1,548,120
BUILDING PRODUCTS - 0.3%
Cie de Saint-Gobain	13,938	715,786

CONSTRUCTION & ENGINEERING - 0.5%
Bouygues SA	8,092	329,404
Vinci SA	1,494	118,430
Vinci SA - ADR	30,694	608,662
		1,056,496
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Orange SA - ADR	24,634	382,812
Vivendi SA	12,138	236,013
Vivendi SA - ADR	1,680	32,558
		651,383
ELECTRICAL EQUIPMENT - 0.4%
Legrand SA	17,254	1,040,431

FOOD & STAPLES RETAILING - 0.1%
Carrefour SA	1,523	35,910
Carrefour SA - ADR	58,790	277,489
		313,399

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
FRANCE - 6.0% (Continued)
FOOD PRODUCTS - 0.7%
Danone SA - ADR	114,455	$1,566,889

HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Essilor International SA	4,503	547,201
Essilor International SA - ADR	952	57,948
		605,149
INSURANCE - 0.4%
AXA SA - ADR	34,977	899,259

MEDIA - 0.2%
Publicis Groupe SA - ADR	26,260	458,500

MULTI-UTILITIES - 0.5%
Engie SA	21,648	306,716
Engie SA - ADR	26,565	377,223
Veolia Environnement SA	14,792	277,123
Veolia Environnement SA - ADR (a)	11,774	221,233
		1,182,295
PERSONAL PRODUCTS - 0.6%
L'Oreal SA	817	157,028
L'Oreal SA - ADR	30,265	1,164,295
		1,321,323
SOFTWARE - 0.2%
Dassault Systemes - ADR	6,224	539,776
TOTAL FRANCE		13,773,949

GERMANY - 6.8%
AIR FREIGHT & LOGISTICS - 0.4%
Deutsche Post AG	10,161	348,041
Deutsche Post AG - ADR	14,832	507,996
		856,037
AIRLINES - 0.1%
Deutsche Lufthansa AG - ADR	10,201	165,053

AUTOMOBILES - 0.9%
Bayerische Moteren Werke AG - ADR (a)	27,692	843,221
Daimler AG	1,236	91,560

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
GERMANY - 6.8% (Continued)
AUTOMOBILES - 0.9% (Continued)
Daimler AG	15,015	$1,108,544
		2,043,325
BANKS - 0.3%
Deutsche Bank AG (a)	37,292	639,931

CHEMICALS - 0.7%
BASF SE - ADR	15,960	1,582,833

DIVERSIFIED FINANCIAL SERVICES - 0.2%
Deutsche Boerse AG	3,878	356,563
Deutsche Boerse AG - ADR	15,060	137,950
		494,513
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Deutsche Telekom AG - ADR	38,043	667,655

ENERGY EQUIPMENT & SERVICES - 0.2%
E.ON SE (a)	53,575	425,891

HEALTH CARE PROVIDERS & SERVICES - 0.5%
Fresenius Medical Care AG & Co. KGaA - ADR	19,354	815,384
Fresenius SE & Co. KGaA	5,130	412,294
		1,227,678
INSURANCE - 0.9%
Allianze SE - ADR	76,050	1,409,206
Muenchener Rueckversicherungs-Gesellschaft AG	1,682	329,114
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	370,244
		2,108,564
MULTI-UTILITIES - 0.2%
RWE AG (a)	17,185	284,828
RWE AG - ADR (a)	5,585	92,320
		377,148
PHARMACEUTICALS - 0.6%
Bayer AG - ADR	12,772	1,472,867

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Infineon Technologies AG - ADR	12,109	247,932

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
GERMANY - 6.8% (Continued)
SOFTWARE - 0.7%
SAP SE - ADR	16,215	$1,591,827

TEXTILES, APPAREL & LUXURY GOODS - 0.6%
adidas AG	1,323	251,671
adidas AG - ADR	9,964	948,473
Puma SE	285	88,969
		1,289,113
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Brenntag AG	5,521	309,537
TOTAL GERMANY		15,499,904

HONG KONG - 3.5%
BANKS - 0.4%
BOC Hong Kong Holdings Ltd.	158,000	645,498
BOC Hong Kong Holdings Ltd. - ADR	1,754	145,263
		790,761
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Hong Kong Exchanges & Clearing Ltd.	24,500	616,636

ELECTRIC UTILITIES - 0.1%
Cheung Kong Infrastructure Holdings Ltd.	41,518	325,882

INDUSTRIAL CONGLOMERATES - 0.7%
CK Hutchison Holdings Ltd.	53,500	658,121
CK Hutchison Holdings Ltd. - ADR	28,954	356,858
Jardine Matheson Holdings Ltd.	4,751	305,252
Jardine Matheson Holdings Ltd. - ADR	3,618	231,860
		1,552,091
INSURANCE - 0.5%
AIA Group Ltd.	171,200	1,079,428

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
Henderson Land Development Co. Ltd.	81,343	503,976
Sun Hung Kai Properties Ltd.	28,000	411,451
Sun Hung Kai Properties Ltd. - ADR	22,014	324,376
Swire Pacific Ltd. - Class A	28,000	279,585
Swire Pacific Ltd. - Class A - ADR	32,051	323,234

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
HONG KONG - 3.5% (Continued)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5% (Continued)
Swire Properties Ltd.	121,150	$388,165
Wharf Holdings Ltd.	150,000	1,287,393
		3,518,180
TEXTILES, APPAREL & LUXURY GOODS - 0.0% (b)
Li & Fung Ltd.	122,000	52,903
Li & Fung Ltd. - ADR	12,287	10,656
		63,559
TOTAL HONG KONG		7,946,537

HUNGARY - 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Magyar Telekom Telecommunications plc - ADR	11,582	96,131

OIL, GAS & CONSUMABLE FUELS - 0.0% (b)
MOL Hungarian Oil & Gas plc - ADR	796	27,462
TOTAL HUNGARY		123,593

INDIA - 1.4%
BANKS - 0.8%
HDFC Bank Ltd. - ADR	16,597	1,248,426
ICICI Bank Ltd. - ADR	65,986	567,480
		1,815,906
IT SERVICES - 0.4%
Infosys Ltd. - ADR	37,297	589,293
Wipro Ltd. - ADR	39,159	400,596
		989,889
PHARMACEUTICALS - 0.2%
Dr. Reddy's Laboratories Ltd. - ADR	10,846	435,467
TOTAL INDIA		3,241,262

INDONESIA - 0.7%
BANKS - 0.2%
PT Bank Mandiri - ADR	49,403	432,276

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Telekomunikasi Indonesia Persero Tbk PT - ADR	33,206	1,035,031

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
INDONESIA - 0.7% (Continued)
MACHINERY - 0.1%
United Tractors Tbk PT - ADR	3,369	$133,997
TOTAL INDONESIA		1,601,304

IRELAND - 1.1%
CONSTRUCTION MATERIALS - 0.4%
CRH plc - ADR	23,753	835,393

PHARMACEUTICALS - 0.3%
Shire plc - ADR	4,692	817,487

PROFESSIONAL SERVICES - 0.4%
Experian plc	3,191	65,091
Experian plc - ADR	37,268	761,572
		826,663
TOTAL IRELAND		2,479,543

ISRAEL - 0.7%
PHARMACEUTICALS - 0.3%
Teva Pharmaceutical Industries Ltd. - ADR	26,006	834,533

SOFTWARE - 0.4%
Check Point Software Technologies Ltd. (a)	8,509	873,534
TOTAL ISRAEL		1,708,067

ITALY - 1.0%
BANKS - 0.3%
Intesa Sanpaolo SpA	128,010	347,715
Intesa Sanpaolo SpA - ADR	12,596	204,496
Unicredit SpA	5,798	89,386
		641,597
ELECTRIC UTILITIES - 0.2%
Enel SpA	86,564	407,653

INSURANCE - 0.1%
Assicurazioni Generali SpA	16,056	255,238

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
ITALY - 1.0% (Continued)
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Luxottica Group SpA - ADR	9,316	$512,846

TRANSPORTATION INFRASTRUCTURE - 0.2%
Atlantia SpA	13,863	357,927
TOTAL ITALY		2,175,261

JAPAN - 15.8%
AUTO COMPONENTS - 0.5%
Bridgestone Corp.	4,656	188,331
Bridgestone Corp. - ADR	20,546	416,570
Denso Corp.	7,000	307,918
Denso Corp. - ADR	6,048	133,540
		1,046,359
AUTOMOBILES - 2.2%
Honda Motor Co. Ltd. - ADR	49,827	1,507,765
Nissan Motor Co. Ltd. - ADR	36,396	700,987
Toyota Motor Corp. - ADR	26,118	2,836,937
		5,045,689
BANKS - 1.3%
Mitsubishi UFJ Financial Group, Inc. - ADR	188,606	1,195,762
Mizuho Financial Group, Inc. - ADR	132,028	487,183
Sumitomo Mitsui Financial Group, Inc. - ADR	146,855	1,064,699
Sumitomo Mitsui Trust Holdings, Inc.	298	10,333
Sumitomo Mitsui Trust Holdings, Inc. - ADR	39,737	137,093
		2,895,070
BUILDING PRODUCTS - 0.1%
Asahi Glass Co. Ltd.	3,000	24,307
Asahi Glass Co. Ltd. - ADR	21,219	172,086
		196,393
CAPITAL MARKETS - 0.4%
Daiwa Securities Group, Inc.	16,000	97,430
Daiwa Securities Group, Inc. - ADR	49,678	301,794
Nomura Holdings, Inc. - ADR	94,167	590,427
		989,651
CHEMICALS - 0.5%
Nitto Denko Corp.	500	38,635
Nitto Denko Corp. - ADR	11,626	450,391

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
JAPAN - 15.8% (Continued)
CHEMICALS - 0.5% (Continued)
Shin-Etsu Chemical Co. Ltd.	5,600	$485,124
Sumitomo Chemical Co. Ltd.	38,000	212,315
		1,186,465
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Dai Nippon Printing Co. Ltd.	50,000	538,962
Dai Nippon Printing Co. Ltd. - ADR	37	403
		539,365
CONSTRUCTION & ENGINEERING - 0.2%
Obayashi Corp.	55,000	514,305

DIVERSIFIED FINANCIAL SERVICES - 0.3%
ORIX Corp.	5,700	84,354
ORIX Corp. - ADR	7,268	540,230
		624,584
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
Nippon Telegraph & Telephone Corp. - ADR (a)	32,480	1,391,443

ELECTRIC UTILITIES - 0.1%
Chubu Electric Power Co., Inc.	12,600	168,755
Tohoku Electric Power Co., Inc.	12,700	172,033
		340,788
ELECTRICAL EQUIPMENT - 0.3%
Nidec Corp. - ADR	30,872	738,304

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
Hitachi Ltd.	26,000	140,714
Hitachi Ltd. - ADR	5,344	290,313
Kyocera Corp.	2,800	155,990
Kyocera Corp. - ADR	3,162	177,483
Murata Manufacturing Co. Ltd.	2,300	327,155
Murata Manufacturing Co. Ltd. - ADR	1,592	56,739
TDK Corp.	800	50,662
TDK Corp. - ADR	826	52,517
		1,251,573
FOOD PRODUCTS - 0.2%
Ajinomoto Co., Inc.	7,000	138,114
Meiji Holdings Co. Ltd.	2,000	166,539

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
JAPAN - 15.8% (Continued)
FOOD PRODUCTS - 0.2% (Continued)
Yakult Honsha Co. Ltd.	2,800	$155,437
		460,090
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Hoya Corp.	9,500	457,058
Hoya Corp. - ADR	1,734	83,752
Terumo Corp.	11,800	409,675
		950,485
HOUSEHOLD DURABLES - 0.8%
Sekisui House Ltd.	8,000	131,579
Sekisui House Ltd. - ADR	30,149	496,855
Sharp Corp. (a)	10,000	42,219
Sharp Corp. - ADR (a)	17,095	71,628
Sony Corp. - ADR	29,492	994,765
		1,737,046
INSURANCE - 0.5%
MS&AD Insurance Group Holdings, Inc. - ADR	34,266	545,515
Tokio Marine Holdings, Inc.	4,600	194,041
Tokio Marine Holdings, Inc. - ADR	7,354	311,442
		1,050,998
INTERNET & DIRECT MARKETING RETAIL - 0.1%
Rakuten, Inc.	18,400	184,289

IT SERVICES - 0.1%
Fujitsu Ltd.	20,000	122,326
Fujitsu Ltd. - ADR	1,240	38,403
		160,729
LEISURE PRODUCTS - 0.1%
Shimano, Inc.	1,600	233,550

MACHINERY - 0.8%
FANUC Corp.	400	81,994
FANUC Corp. - ADR	37,420	769,168
Kubota Corp. - ADR	7,847	591,272
Makita Corp.	1,200	42,039
Makita Corp. - ADR	4,936	345,718
		1,830,191

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
JAPAN - 15.8% (Continued)
MARINE - 0.1%
Nippon Yusen KK	56,000	$118,213
Nippon Yusen KK - ADR	7,243	30,550
		148,763
METALS & MINING - 0.2%
Nippon Steel Corp.	700	16,128
Sumitomo Metal Mining Co. Ltd.	23,000	327,155
		343,283
OIL, GAS & CONSUMABLE FUELS - 0.1%
Inpex Corp.	26,239	257,971

PERSONAL PRODUCTS - 0.5%
Kao Corp.	1,000	54,830
Kao Corp. - ADR	11,651	641,562
Shiseido Co. Ltd.	2,100	55,271
Shiseido Co. Ltd. - ADR	15,035	398,367
		1,150,030
PHARMACEUTICALS - 0.6%
Astellas Pharma, Inc.	17,800	234,402
Astellas Pharma, Inc. - ADR	24,473	322,432
Daiichi Sankyo Co. Ltd.	7,700	173,401
Daiichi Sankyo Co. Ltd. - ADR	1,901	42,944
Takeda Pharmaceutical Co. Ltd.	2,700	126,821
Takeda Pharmaceutical Co. Ltd. - ADR	18,144	428,833
		1,328,833
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Daiwa House Industry Co. Ltd. - ADR	15,470	445,923
Mitsubishi Estate Co. Ltd.	11,000	200,584
Mitsubishi Estate Co. Ltd. - ADR	11,717	214,070
Mitsui Fudosan Co. Ltd.	21,000	447,824
Sumitomo Realty & Development Co. Ltd.	13,000	337,013
		1,645,414
RETAIL - 0.2%
Japan Retail Fund Investment Corp.	274	537,540

ROAD & RAIL - 0.6%
Central Japan Railway Co.	1,348	219,652
East Japan Railway Co.	3,590	312,611

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
JAPAN - 15.8% (Continued)
ROAD & RAIL - 0.6% (Continued)
East Japan Railway Co. - ADR	29,226	$424,362
Keikyu Corp.	37,000	406,144
		1,362,769
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Rohm Co. Ltd.	700	46,530
Rohm Co. Ltd. - ADR	2,660	86,849
		133,379
SOFTWARE - 0.2%
Nintendo Co. Ltd.	300	69,621
Nintendo Co. Ltd. - ADR	13,760	399,315
		468,936
SPECIALTY RETAIL - 0.1%
Fast Retailing Co. Ltd.	700	219,573

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
Canon, Inc. - ADR	35,250	1,102,267
FUJIFILM Holdings Corp. - ADR	11,626	455,216
Seiko Epson Corp.	1,200	25,267
Seiko Epson Corp. - ADR	10,312	108,792
		1,691,542
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Wacoal Holdings Corp. - ADR	5,242	323,186

TRADING COMPANIES & DISTRIBUTORS - 0.4%
Mitsubishi Corp.	16,300	352,209
Mitsui & Co. Ltd. - ADR	1,637	477,136
		829,345
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
KDDI Corp. - ADR	51,612	679,214
NTT DoCoMo, Inc. - ADR	32,356	755,513
SoftBank Group Corp.	7,200	508,479
SoftBank Group Corp. - ADR	12,952	459,925
		2,403,131
TOTAL JAPAN		36,211,062

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
JERSEY - 0.6%
METALS & MINING - 0.6%
Glencore plc	220,536	$865,316
Randgold Resources Ltd. - ADR	6,079	530,575
TOTAL JERSEY		1,395,891

LUXEMBOURG - 0.2%
ENERGY EQUIPMENT & SERVICES - 0.2%
Tenaris SA - ADR	16,654	568,568

MEXICO - 1.5%
BANKS - 0.1%
Grupo Financiero Banorte SAB de CV - ADR	5,851	168,245

BEVERAGES - 0.3%
Coca-Cola Femsa SAB de CV - ADR	7,597	544,705

CONSTRUCTION MATERIALS - 0.3%
Cemex SAB de CV - ADR (a)	80,149	726,951

FOOD & STAPLES RETAILING - 0.3%
Wal-Mart de Mexico SAB de CV - ADR	29,614	682,010

MEDIA - 0.1%
Grupo Televisa SAB - ADR	11,081	287,441

METALS & MINING - 0.1%
Fresnillo plc	14,613	284,899

TRANSPORTATION INFRASTRUCTURE - 0.2%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	4,513	438,212

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
America Movil SAB de CV - Series L - ADR	17,340	245,708
TOTAL MEXICO		3,378,171

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
NETHERLANDS - 2.8%
BANKS - 0.5%
ING Groep NV - ADR	75,625	$1,141,181

CHEMICALS - 0.2%
Akzo Nobel NV - ADR	19,227	529,896

FOOD & STAPLES RETAILING - 0.5%
Koninklijke Ahold Delhaize NV	5,491	117,518
Koninklijke Ahold Delhaize NV - ADR	49,012	1,050,817
		1,168,335
INDUSTRIAL CONGLOMERATES - 0.4%
Koninklijke Philips NV - NY Registry Shares	30,708	986,034

LIFE SCIENCES TOOLS & SERVICES - 0.2%
Qiagen NV (a)	16,162	468,213

MEDIA - 0.2%
Wolters Kluwer NV	954	39,659
Wolters Kluwer NV - ADR	7,337	304,852
		344,511
OIL, GAS & CONSUMABLE FUELS - 0.1%
Koninklijke Vopak NV	3,557	155,118

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
ASML Holding NV - NY Registry Shares	6,611	877,941
NXP Semiconductors NV (a)	5,879	608,476
		1,486,417
SOFTWARE - 0.1%
Gemalto NV	2,161	120,765
TOTAL NETHERLANDS		6,400,470

NORWAY - 1.1%
CHEMICALS - 0.1%
Yara International ASA - ADR	7,283	281,488

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
NORWAY - 1.1% (Continued)
METALS & MINING - 0.2%
Norsk Hydro ASA	61,990	$360,010
Norsk Hydro ASA - ADR	13,201	76,764
		436,774
OIL, GAS & CONSUMABLE FUELS - 0.8%
Statoil ASA - ADR	107,686	1,850,046
TOTAL NORWAY		2,568,308

PERU - 0.4%
METALS & MINING - 0.4%
Southern Copper Corp.	24,026	862,293

PORTUGAL - 0.1%
ELECTRIC UTILITIES - 0.1%
EDP - Energias de Portugal SA	82,980	281,086
EDP - Energias de Portugal SA - ADR	1,231	41,916
TOTAL PORTUGAL		323,002

RUSSIA - 0.2%
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Mobile TeleSystems PJSC - ADR	37,298	411,397

SINGAPORE - 1.5%
BANKS - 1.0%
DBS Group Holdings Ltd.	10,656	147,783
DBS Group Holdings Ltd. - ADR	18,371	1,022,714
United Overseas Bank Ltd.	24,187	382,296
United Overseas Bank Ltd. - ADR	22,014	697,403
		2,250,196
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Singapore Telecommunications Ltd.	86,000	240,998
Singapore Telecommunications Ltd. - ADR	6,886	193,565
		434,563
INDUSTRIAL CONGLOMERATES - 0.2%
Keppel Corporation Ltd.	11,721	58,150
Keppel Corporation Ltd. - ADR	49,775	494,763
		552,913

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
SINGAPORE - 1.5% (Continued)
MACHINERY - 0.1%
Sembcorp Marine Ltd.	204,000	$279,272

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0% (b)
Keppel REIT	737	553
TOTAL SINGAPORE		3,517,497

SOUTH AFRICA - 1.0%
BANKS - 0.1%
Standard Bank Group Ltd. - ADR	19,275	205,857

MEDIA - 0.2%
Naspers Ltd. - ADR	29,910	518,340

METALS & MINING - 0.3%
Gold Fields Ltd. - ADR	219,064	773,296

TRADING COMPANIES & DISTRIBUTORS - 0.2%
Barloworld Ltd.	45,286	402,718

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
MTN Group Ltd. - ADR	50,154	450,884
TOTAL SOUTH AFRICA		2,351,095

SOUTH KOREA - 2.6%
BANKS - 1.4%
KB Financial Group, Inc. - ADR	35,152	1,545,633
Shinhan Financial Group Co. Ltd. - ADR	30,017	1,254,410
Woori Bank - ADR	9,632	338,180
		3,138,223
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
KT Corp. - ADR	71,631	1,205,550

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS - 0.4%
LG Display Co. Ltd. - ADR	61,056	831,583

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
SOUTH KOREA - 2.6% (Continued)
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
SK Telecom Co. Ltd. - ADR	32,754	$824,746
TOTAL SOUTH KOREA		6,000,102

SPAIN - 2.4%
BANKS - 1.0%
Banco Bilbao Vizcaya Argentaria SA - ADR	102,689	781,463
Banco Santander SA - ADR	230,491	1,399,080
		2,180,543
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Telefonica SA - ADR	103,466	1,157,784

ELECTRIC UTILITIES - 0.2%
Iberdrola SA - ADR	16,749	479,021

METALS & MINING - 0.1%
Acerinox SA (a)	16,589	232,296

OIL, GAS & CONSUMABLE FUELS - 0.3%
Repsol SA	24,639	380,507
Repsol SA - ADR	27,585	427,705
		808,212
SPECIALTY RETAIL - 0.3%
Industria de Diseno Textil SA	17,640	621,813
TOTAL SPAIN		5,479,669

SWEDEN - 2.3%
COMMUNICATIONS EQUIPMENT - 0.2%
Telefonaktiebolaget LM Ericsson - ADR	68,485	454,741

CONSTRUCTION & ENGINEERING - 0.4%
Skanska AB - Class B	37,142	874,676

HOUSEHOLD PRODUCTS - 0.1%
Svenska Cellulosa AB SCA - Class B	12,219	394,125

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
SWEDEN - 2.3% (Continued)
MACHINERY - 0.9%
Alfa Laval AB	23,419	$441,989
Atlas Copco AB - Class A	8,922	314,964
Atlas Copco AB - Class A - ADR	18,292	650,464
Sandvik AB	19,176	286,575
Sandvik AB - ADR	20,116	300,573
		1,994,565
METALS & MINING - 0.3%
Boliden AB	22,985	684,945

OIL, GAS & CONSUMABLE FUELS - 0.2%
Lundin Petroleum AB (a)	24,270	492,451

SPECIALTY RETAIL - 0.2%
Hennes & Mauritz AB - ADR	65,360	331,375
Hennes & Mauritz AB - Class B	3,195	81,660
		413,035
TOTAL SWEDEN		5,308,538

SWITZERLAND - 6.6%
CAPITAL MARKETS - 0.7%
Credit Suisse Group AG - ADR (a)	23,597	350,179
Julius Baer Group Ltd. (a)	9,537	476,150
UBS Group AG (a)	46,462	741,069
		1,567,398
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Swisscom AG - ADR (a)	7,140	330,939

ELECTRICAL EQUIPMENT - 0.6%
ABB Ltd. - ADR	61,282	1,433,999

FOOD PRODUCTS - 1.9%
Barry Callebaut AG	397	518,910
Nestle SA - ADR	51,200	3,937,280
		4,456,190

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
SWITZERLAND - 6.6% (Continued)
INSURANCE - 0.6%
Swiss Re AG	3,563	$320,021
Zurich Insurance Group AG - ADR	38,250	1,020,128
		1,340,149
MACHINERY - 0.1%
Schindler Holding AG	1,587	300,929

PHARMACEUTICALS - 2.0%
Novartis AG - ADR	28,388	2,108,377
Roche Holding AG - ADR	73,832	2,364,839
		4,473,216
PROFESSIONAL SERVICES - 0.2%
Adecco SA	4,136	293,844
Adecco SA - ADR	4,982	177,160
		471,004
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
Logitech International SA	6,535	208,270

TRADING COMPANIES & DISTRIBUTORS - 0.2%
Wolseley plc	537	33,777
Wolseley plc - ADR	63,056	399,775
		433,552
TOTAL SWITZERLAND		15,015,646

TAIWAN - 2.5%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
Chunghwa Telecom Co. Ltd. - ADR	40,566	1,378,433

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
AU Optronics Corp. - ADR	56,975	217,645

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
Advanced Semiconductor Engineering, Inc. - ADR	101,549	658,038
Siliconware Precision Industries Co. Ltd. - ADR	70,913	573,686
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	77,900	2,558,236
United Microelectronics Corp. - ADR	191,039	368,705
		4,158,665
TOTAL TAIWAN		5,754,743

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
TURKEY - 0.1%
BANKS - 0.0% (b)
Turkiye Garanti Bankasi AS - ADR	59,610	$143,660

WIRELESS TELECOMMUNICATIONS SERVICES - 0.1%
Turkcell Iletisim Hizmetleri AS - ADR (a)	17,920	148,378
TOTAL TURKEY		292,038

UNITED KINGDOM - 11.3%
BANKS - 1.8%
Barclays plc - ADR	51,664	580,703
HSBC Holdings plc - ADR	55,169	2,251,999
Lloyds Banking Group plc - ADR	269,987	917,956
Standard Chartered plc (a)	45,039	430,582
		4,181,240
CAPITAL MARKETS - 0.0% (b)
Man Group plc	3,940	7,267
Man Group plc - ADR	7,608	14,013
		21,280
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
BT Group plc - ADR	31,878	640,429

ELECTRIC UTILITIES - 0.4%
SSE plc	2,983	55,167
SSE plc - ADR	39,878	751,501
		806,668
ENERGY EQUIPMENT & SERVICES - 0.4%
AMEC Foster Wheeler plc	32,410	215,836
Subsea 7 SA (a)	43,347	670,499
Subsea 7 SA - ADR (a)	3,305	51,062
		937,397
FOOD & STAPLES RETAILING - 0.4%
J Sainsbury plc	4,806	15,916
J Sainsbury plc - ADR	18,741	253,622
Tesco plc (a)	46,000	106,974
Tesco plc - ADR (a)	29,931	208,619
WM Morrison Supermarkets plc	29,374	88,332
WM Morrison Supermarkets plc - ADR	8,054	120,850
		794,313

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
UNITED KINGDOM - 11.3% (Continued)
FOOD PRODUCTS - 0.2%
Associated British Foods plc	11,454	$373,859

HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Smith & Nephew plc	4,232	64,480
Smith & Nephew plc - ADR	17,185	531,532
		596,012
HOTELS, RESTAURANTS & LEISURE - 0.6%
Compass Group plc	2,247	42,400
Compass Group plc - ADR	47,072	906,607
Intercontinental Hotels Group plc - ADR	9,520	465,814
		1,414,821
HOUSEHOLD PRODUCTS - 0.6%
Reckitt Benckiser Group plc	3,212	293,229
Reckitt Benckiser Group plc - ADR	63,170	1,175,278
		1,468,507
INSURANCE - 0.7%
Aviva plc	41,971	279,772
Aviva plc - ADR	22,486	300,525
Prudential plc - ADR	26,183	1,109,112
		1,689,409
MEDIA - 1.0%
Pearson plc - ADR	52,078	441,621
RELX plc - ADR	43,770	866,646
WPP plc - ADR	9,005	985,147
		2,293,414
MULTILINE RETAIL - 0.2%
Marks & Spencer Group plc	10,719	45,261
Marks & Spencer Group plc - ADR	25,759	217,148
Next plc	3,908	211,535
		473,944
MULTI-UTILITIES - 0.7%
National Grid plc - ADR	26,570	1,686,664

OIL, GAS & CONSUMABLE FUELS - 0.2%
Tullow Oil plc (a)	112,077	328,606
Tullow Oil plc - ADR (a)	15,976	22,686
		351,292

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
UNITED KINGDOM - 11.3% (Continued)
PERSONAL PRODUCTS - 0.9%
Unilever NV - NY Registry Shares - ADR	42,041	$2,088,597

PHARMACEUTICALS - 1.4%
AstraZeneca plc - ADR	44,102	1,373,336
GlaxoSmithKline plc - ADR	43,345	1,827,425
Indivior plc - ADR	1,963	39,103
		3,239,864
PROFESSIONAL SERVICES - 0.1%
Capita plc	32,934	232,944

REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.2%
Land Securities Group plc	30,627	406,006

SOFTWARE - 0.1%
Sage Group plc	33,781	266,870
Sage Group plc - ADR	2,320	72,825
		339,695
SPECIALTY RETAIL - 0.1%
Kingfisher plc - ADR	29,151	243,120

WATER UTILITIES - 0.3%
Severn Trent plc	10,914	325,738
United Utilities Group plc	2,386	29,702
United Utilities Group plc - ADR	12,883	325,102
		680,542
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Vodafone Group plc - ADR	33,358	881,652
TOTAL UNITED KINGDOM		25,841,669

UNITED STATES - 1.3%
DIVERSIFIED CONSUMER SERVICES - 0.2%
New Oriental Education & Technology Group, Inc. - ADR (a)	7,334	442,827

HOTELS, RESTAURANTS & LEISURE - 0.5%
Carnival plc - ADR	7,671	444,074
Yum China Holdings, Inc. (a)	21,920	596,224
		1,040,298

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
UNITED STATES - 1.3% (Continued)
IT SERVICES - 0.2%
CGI Group, Inc. - Class A (a)	9,434	$452,172

MEDIA - 0.1%
Thomson Reuters Corp.	7,011	303,086

MULTILINE RETAIL - 0.3%
JD.com, Inc. - ADR (a)	25,659	798,252
TOTAL UNITED STATES		3,036,635

TOTAL COMMON STOCKS (COST $191,853,460)		$225,027,238

CORPORATE NOTES - 0.7%	Coupon	Maturity	Par Value	Value
COMMUNITY DEVELOPMENT - 0.7%
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/15/17	$500,000	$500,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/15/17	600,000	600,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	500,000	500,000
TOTAL CORPORATE NOTES (COST $1,600,000)				$1,600,000

TOTAL INVESTMENTS - (COST(d) $193,453,460 - Unrealized gain/loss $33,173,778) - 99.0%				$226,627,238

OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%				2,294,757

NET ASSET - 100.0%				$228,921,995

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security.
(d)	Represents cost for financial reporting purposes.

ADR - American Depositary Receipt
plc - Public Liability Company
REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Schedule of Portfolio Investments
Praxis Value Index Fund
March 31, 2017 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
AEROSPACE & DEFENSE - 0.1%
Arconic, Inc.	9,350	$246,279

AIRLINES - 0.4%
American Airlines Group, Inc.	5,710	241,533
Delta Air Lines, Inc.	10,350	475,686
		717,219
AUTO COMPONENTS - 0.4%
Delphi Automotive plc	4,830	388,767
Goodyear Tire & Rubber Co. (The)	9,590	345,240
		734,007
AUTOMOBILES - 0.6%
Ford Motor Co.	88,423	1,029,244

BANKS - 14.2%
Bank of America Corp.	182,000	4,293,380
BB&T Corp.	24,794	1,108,292
Citigroup, Inc.	53,166	3,180,390
Fifth Third Bancorp	6,530	165,862
Huntington Bancshares, Inc.	18,154	243,082
JPMorgan Chase & Co.	66,385	5,831,258
KeyCorp	19,528	347,208
M&T Bank Corp.	3,476	537,842
PNC Financial Services Group, Inc. (The)	10,131	1,218,151
Regions Financial Corp.	24,860	361,216
SunTrust Banks, Inc.	6,766	374,160
U.S. Bancorp	18,727	964,441
Wells Fargo & Co.	87,446	4,867,244
		23,492,526
BEVERAGES - 2.3%
Coca-Cola Co. (The)	47,220	2,004,017
PepsiCo, Inc.	15,769	1,763,920
		3,767,937
BIOTECHNOLOGY - 0.9%
Amgen, Inc.	7,514	1,232,822
Vertex Pharmaceuticals, Inc. (a)	2,930	320,395
		1,553,217

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
CAPITAL MARKETS - 3.6%
Ameriprise Financial, Inc.	1,806	$234,202
Bank of New York Mellon Corp. (The)	21,474	1,014,217
BlackRock, Inc.	992	380,442
Franklin Resources, Inc.	7,540	317,736
Goldman Sachs Group, Inc. (The)	7,297	1,676,267
Invesco Ltd.	9,712	297,478
Morgan Stanley	28,381	1,215,842
Northern Trust Corp.	3,977	344,329
State Street Corp.	6,240	496,766
		5,977,279
CHEMICALS - 3.7%
Air Products & Chemicals, Inc.	3,687	498,814
Dow Chemical Co. (The)	25,460	1,617,728
E.I. du Pont de Nemours & Co.	9,059	727,710
Eastman Chemical Co.	3,520	284,416
Ecolab, Inc.	5,966	747,779
International Flavors & Fragrances, Inc.	1,480	196,144
LyondellBasell Industries NV - Class A	6,370	580,880
Mosaic Co. (The)	10,240	298,803
Praxair, Inc.	9,146	1,084,716
		6,036,990
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Johnson Controls International plc	22,287	938,728
Republic Services, Inc.	9,250	580,993
Waste Management, Inc.	10,850	791,182
		2,310,903
COMMUNICATIONS EQUIPMENT - 1.9%
Cisco Systems, Inc.	93,175	3,149,315

CONSUMER FINANCE - 1.2%
American Express Co.	6,564	519,278
Capital One Financial Corp.	10,900	944,594
Synchrony Financial	13,930	477,799
		1,941,671
CONTAINERS & PACKAGING - 0.6%
Ball Corp.	6,254	464,422
International Paper Co.	5,781	293,559

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
CONTAINERS & PACKAGING - 0.6% (Continued)
WestRock Co.	4,550	$236,737
		994,718
DISTRIBUTORS - 0.4%
Genuine Parts Co.	7,820	722,646

DIVERSIFIED FINANCIAL SERVICES - 0.4%
CME Group, Inc.	3,070	364,716
Leucadia National Corp.	8,360	217,360
		582,076
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.0%
AT&T, Inc.	111,181	4,619,571
CenturyLink, Inc.	7,688	181,206
Verizon Communications, Inc.	37,430	1,824,712
		6,625,489
ELECTRIC UTILITIES - 4.9%
American Electric Power Co., Inc.	15,270	1,025,075
Duke Energy Corp.	21,544	1,766,824
Edison International	5,807	462,295
Eversource Energy	11,270	662,451
NextEra Energy, Inc.	6,925	888,962
PPL Corp.	21,901	818,878
Southern Co. (The)	34,381	1,711,486
Xcel Energy, Inc.	15,124	672,262
		8,008,233
ELECTRICAL EQUIPMENT - 0.8%
Eaton Corp. plc	6,720	498,288
Emerson Electric Co.	8,294	496,479
Rockwell Automation, Inc.	2,280	355,019
		1,349,786
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
TE Connectivity Ltd.	3,956	294,920

ENERGY EQUIPMENT & SERVICES - 2.1%
Baker Hughes, Inc.	11,480	686,734
National Oilwell Varco, Inc.	9,526	381,897
Schlumberger Ltd.	24,626	1,923,291

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
ENERGY EQUIPMENT & SERVICES - 2.1% (Continued)
TechnipFMC plc (a)	14,570	$473,525
		3,465,447
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
Crown Castle International Corp.	1,960	185,122
Iron Mountain, Inc.	5,070	180,847
		365,969
FOOD & STAPLES RETAILING - 5.0%
Costco Wholesale Corp.	8,400	1,408,596
CVS Health Corp.	26,003	2,041,235
Kroger Co. (The)	23,634	696,967
Sysco Corp.	7,993	414,997
Walgreen Boots Alliance, Inc.	18,410	1,528,951
Wal-Mart Stores, Inc.	28,280	2,038,422
Whole Foods Market, Inc.	6,300	187,236
		8,316,404
FOOD PRODUCTS - 2.5%
ConAgra Brands, Inc.	6,540	263,824
General Mills, Inc.	5,864	346,035
Hormel Foods Corp.	5,000	173,150
J.M. Smucker Co. (The)	2,030	266,092
Kellogg Co.	2,689	195,248
Kraft Heinz Co.	13,020	1,182,346
Mondelēz International, Inc. - Class A	35,312	1,521,241
Tyson Foods, Inc. - Class A	3,530	217,836
		4,165,772
HEALTH CARE EQUIPMENT & SUPPLIES - 3.8%
Abbott Laboratories	35,130	1,560,123
Baxter International, Inc.	9,382	486,550
Becton, Dickinson and Co.	1,720	315,517
Danaher Corp.	15,190	1,299,201
DENTSPLY SIRONA, Inc.	4,770	297,839
Medtronic plc	28,240	2,275,014
		6,234,244
HEALTH CARE PROVIDERS & SERVICES - 3.4%
AmerisourceBergen Corp.	4,320	382,320
Anthem, Inc.	5,470	904,629
Cardinal Health, Inc.	8,170	666,263
Centene Corp. (a)	3,730	265,800

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 3.4% (Continued)
Cigna Corp.	5,445	$797,638
DaVita, Inc. (a)	5,270	358,202
Express Scripts Holding Co. (a)	12,457	821,041
HCA Holdings, Inc. (a)	2,520	224,255
Laboratory Corp. of America Holdings (a)	2,670	383,065
McKesson Corp.	3,974	589,185
UnitedHealth Group, Inc.	1,390	227,974
		5,620,372
HOTELS, RESTAURANTS & LEISURE - 0.9%
Carnival Corp.	8,393	494,432
McDonald's Corp.	7,590	983,740
		1,478,172
HOUSEHOLD DURABLES - 0.7%
D.R. Horton, Inc.	12,220	407,048
Leggett & Platt, Inc.	3,240	163,037
Newell Brands, Inc.	5,730	270,284
Whirlpool Corp.	1,752	300,170
		1,140,539
HOUSEHOLD PRODUCTS - 2.0%
Colgate-Palmolive Co.	6,578	481,444
Kimberly-Clark Corp.	2,070	272,474
Procter & Gamble Co. (The)	28,046	2,519,933
		3,273,851
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp.	14,014	156,676

INDUSTRIAL CONGLOMERATES - 1.1%
3M Co.	7,625	1,458,891
Roper Technologies, Inc.	1,890	390,266
		1,849,157
INSURANCE - 8.1%
Aflac, Inc.	10,310	746,650
Allstate Corp. (The)	13,209	1,076,401
American International Group, Inc.	21,857	1,364,532
Aon plc	2,137	253,641
Assurant, Inc.	2,924	279,739
Chubb Corp.	15,087	2,055,604

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
INSURANCE - 8.1% (Continued)
Cincinnati Financial Corp.	3,262	$235,745
Hartford Financial Services Group, Inc. (The)	9,080	436,476
Lincoln National Corp.	4,220	276,199
Loews Corp.	10,970	513,067
Marsh & McLennan Cos., Inc.	3,820	282,260
MetLife, Inc.	27,543	1,454,821
Principal Financial Group, Inc.	6,500	410,215
Progressive Corp. (The)	19,043	746,105
Prudential Financial, Inc.	12,740	1,359,103
Travelers Cos., Inc. (The)	8,103	976,736
Unum Group	5,160	241,952
Willis Towers Watson plc	2,350	307,591
XL Group Ltd.	8,980	357,943
		13,374,780
INTERNET SOFTWARE & SERVICES - 0.9%
Alphabet, Inc. - Class C (a)	300	248,868
eBay, Inc. (a)	13,068	438,693
Yahoo!, Inc. (a)	16,790	779,224
		1,466,785
IT SERVICES - 1.4%
Accenture plc - Class A	3,890	466,333
International Business Machines Corp.	7,332	1,276,795
Paychex, Inc.	3,684	216,988
Visa, Inc. - Class A	3,120	277,274
		2,237,390
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Thermo Fisher Scientific, Inc.	4,884	750,182

MACHINERY - 1.8%
Deere & Co.	4,267	464,506
Dover Corp.	5,143	413,240
Flowserve Corp.	3,900	188,838
Illinois Tool Works, Inc.	2,235	296,071
Ingersoll-Rand plc	2,625	213,465
PACCAR, Inc.	2,996	201,331
Parker-Hannifin Corp.	1,567	251,222
Pentair plc	4,480	281,254
Snap-on, Inc.	2,090	352,520

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
MACHINERY - 1.8% (Continued)
Stanley Black & Decker, Inc.	2,630	$349,448
		3,011,895
MEDIA - 1.7%
Charter Communications, Inc. - Class A (a)	330	108,016
Comcast Corp. - Class A	5,450	204,866
Omnicom Group, Inc.	2,019	174,058
Twenty-First Century Fox, Inc. - Class B	21,460	681,999
Viacom, Inc. - Class B	4,870	227,039
Walt Disney Co. (The)	12,757	1,446,516
		2,842,494
METALS & MINING - 0.2%
Newmont Mining Corp.	3,270	107,779
Nucor Corp.	2,560	152,883
		260,662
MULTI-LINE RETAIL - 0.5%
Macy's, Inc.	8,583	254,400
Target Corp.	9,106	502,560
		756,960
MULTI-UTILITIES - 1.5%
Ameren Corp.	5,570	304,066
Consolidated Edison, Inc.	7,361	571,655
DTE Energy Co.	5,910	603,470
Sempra Energy	7,343	811,402
WEC Energy Group, Inc.	2,940	178,252
		2,468,845
OIL, GAS & CONSUMABLE FUELS - 7.4%
Apache Corp.	5,378	276,375
ConocoPhillips	47,977	2,392,613
EOG Resources, Inc.	9,010	878,926
EQT Corp.	2,798	170,958
Hess Corp.	17,460	841,747
Kinder Morgan, Inc.	44,101	958,756
Marathon Oil Corp.	35,486	560,679
Marathon Petroleum Corp.	10,726	542,092
Murphy Oil Corp.	13,916	397,858
Noble Energy, Inc.	10,718	368,056
Occidental Petroleum Corp.	35,470	2,247,379
ONEOK, Inc.	2,855	158,281

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 7.4% (Continued)
Phillips 66	11,440	$906,277
Pioneer Natural Resources Co.	1,110	206,715
Tesoro Corp.	2,430	196,976
Valero Energy Corp.	11,900	788,851
Williams Cos., Inc. (The)	9,371	277,288
		12,169,827
PERSONAL PRODUCTS - 0.1%
Estee Lauder Cos., Inc. (The) - Class A	2,200	186,538

PHARMACEUTICALS - 4.6%
AbbVie, Inc.	3,278	213,594
Bristol-Myers Squibb Co.	15,019	816,733
Eli Lilly & Co.	14,157	1,190,745
Johnson & Johnson	23,521	2,929,541
Mallinckrodt plc (a)	5,340	238,004
Merck & Co., Inc.	24,171	1,535,825
Mylan NV (a)	10,220	398,478
Perrigo Co. plc	3,340	221,743
		7,544,663
PROFESSIONAL SERVICES - 0.1%
Nielsen Holdings plc	5,930	244,968

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
HCP, Inc.	8,647	270,478
Simon Property Group, Inc.	989	170,138
Weyerhaeuser Co.	16,349	555,539
		996,155
ROAD & RAIL - 0.8%
CSX Corp.	5,740	267,197
Norfolk Southern Corp.	4,645	520,101
Union Pacific Corp.	5,360	567,731
		1,355,029
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
Intel Corp.	50,018	1,804,149
Micron Technology, Inc. (a)	13,970	403,733
		2,207,882

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
SOFTWARE - 1.1%
Adobe Systems, Inc. (a)	1,819	$236,706
CA, Inc.	7,512	238,281
Microsoft Corp.	3,090	203,507
Oracle Corp.	26,762	1,193,853
		1,872,347
SOFTWARE & SERVICES - 0.1%
S&P Global, Inc.	918	120,019

SPECIALTY RETAIL - 0.7%
Home Depot, Inc. (The)	1,142	167,680
Lowe's Cos., Inc.	8,780	721,804
Staples, Inc.	25,360	222,407
		1,111,891
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
Apple, Inc.	1,610	231,293
HP, Inc.	32,130	574,484
Seagate Technology plc	4,910	225,516
Western Digital Corp.	4,475	369,322
		1,400,615
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
NIKE, Inc. - Class B	11,440	637,551
VF Corp.	5,110	280,897
		918,448
WATER UTILITIES - 0.2%
American Water Works Co., Inc.	3,640	283,083

TOTAL COMMON STOCKS (COST $128,096,465)		$163,182,516

RIGHTS - 0.0% (b)	Shares	Value
Safeway, Inc. (Casa Ley subsidiary), expiring 1/30/18	6,607	$322
Safeway, Inc. (PDC subsidiary), expiring 1/30/17	6,607	6,706
TOTAL RIGHTS (COST $0)		$7,028

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/15/17	$260,000	$260,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/15/17	750,000	750,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	260,000	260,000
TOTAL CORPORATE NOTES (COST $1,270,000)				$1,270,000

TOTAL INVESTMENTS - (COST(d) $129,366,465 - Unrealized gain/loss $35,093,079) - 99.6%				$164,459,544

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%				662,645

NET ASSETS - 100.0%				$165,122,189

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security.
(d)	Represents cost for financial reporting purposes.

plc - Public Liability Company

See accompanying Notes to Schedules of Investments.

Schedule of Portfolio Investments
Praxis Growth Index Fund
March 31, 2017 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
AEROSPACE & DEFENSE - 0.4%
TransDigm Group, Inc.	3,846	$846,735

AIR FREIGHT & LOGISTICS - 1.4%
C.H. Robinson Worldwide, Inc.	3,010	232,643
FedEx Corp.	5,881	1,147,677
United Parcel Service, Inc. - Class B	16,427	1,762,617
		3,142,937
AIRLINES - 0.5%
Southwest Airlines Co.	13,080	703,181
United Continental Holdings, Inc. (a)	6,113	431,822
		1,135,003
AUTOMOBILES - 0.1%
Harley-Davidson, Inc.	4,305	260,453

BANKS - 1.2%
Citizens Financial Group, Inc.	6,231	215,281
Comerica, Inc.	4,494	308,199
JPMorgan Chase & Co.	2,354	206,775
KeyCorp	18,927	336,522
PNC Financial Services Group, Inc. (The)	2,433	292,544
U.S. Bancorp	25,805	1,328,957
		2,688,278
BEVERAGES - 2.4%
Coca-Cola Co. (The)	54,004	2,291,930
Dr Pepper Snapple Group, Inc.	2,280	223,258
Monster Beverage Corp. (a)	8,550	394,753
PepsiCo, Inc.	20,249	2,265,053
		5,174,994
BIOTECHNOLOGY - 3.6%
Alexion Pharmaceuticals, Inc. (a)	4,425	536,487
Amgen, Inc.	9,369	1,537,172
Biogen, Inc. (a)	4,102	1,121,569
Celgene Corp. (a)	15,030	1,870,183
Gilead Sciences, Inc.	27,152	1,844,164
Regeneron Pharmaceuticals, Inc. (a)	1,227	475,475
Vertex Pharmaceuticals, Inc. (a)	4,082	446,366
		7,831,416

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
CAPITAL MARKETS - 0.9%
BlackRock, Inc.	1,574	$603,645
Charles Schwab Corp. (The)	25,758	1,051,184
Moody's Corp.	3,611	404,576
		2,059,405
CHEMICALS - 2.0%
Air Products & Chemicals, Inc.	4,111	556,177
Albemarle Corp.	3,093	326,745
E.I. du Pont de Nemours & Co.	7,834	629,305
Ecolab, Inc.	5,322	667,059
International Flavors & Fragrances, Inc.	3,158	418,530
LyondellBasell Industries NV - Class A	2,820	257,156
Praxair, Inc.	8,079	958,169
Sherwin-Williams Co. (The)	1,820	564,546
		4,377,687
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Johnson Controls International plc	5,457	229,849
Republic Services, Inc.	14,451	907,667
Waste Management, Inc.	18,252	1,330,936
		2,468,452
COMMUNICATIONS EQUIPMENT - 0.1%
Juniper Networks, Inc.	8,505	236,694

CONSTRUCTION MATERIALS - 0.6%
Martin Marietta Materials, Inc.	2,886	629,870
Vulcan Materials Co.	5,294	637,821
		1,267,691
CONSUMER FINANCE - 0.6%
American Express Co.	6,566	519,436
Discover Financial Services	10,384	710,162
		1,229,598
CONTAINERS & PACKAGING - 0.2%
International Paper Co.	6,608	335,554

DIVERSIFIED FINANCIAL SERVICES - 0.8%
CME Group, Inc.	3,995	474,606
Intercontinental Exchange, Inc.	10,235	612,769
S&P Global, Inc.	5,128	670,435
		1,757,810

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
AT&T, Inc.	7,872	$327,082
Level 3 Communications, Inc. (a)	6,264	358,426
Verizon Communications, Inc.	49,462	2,411,272
		3,096,780
ELECTRIC UTILITIES - 0.3%
NextEra Energy, Inc.	5,360	688,063

ELECTRICAL EQUIPMENT - 0.9%
Acuity Brands, Inc.	1,128	230,112
Emerson Electric Co.	10,512	629,248
Rockwell Automation, Inc.	7,485	1,165,490
		2,024,850
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Amphenol Corp. - Class A	7,167	510,075
Corning, Inc.	20,828	562,356
TE Connectivity Ltd.	5,385	401,452
		1,473,883
ENERGY EQUIPMENT & SERVICES - 0.7%
Baker Hughes, Inc.	5,892	352,460
Schlumberger Ltd.	16,042	1,252,880
		1,605,340
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.0%
American Tower Corp.	10,594	1,287,595
AvalonBay Communities, Inc.	2,316	425,218
Crown Castle International Corp.	9,450	892,553
Digital Realty Trust, Inc.	4,316	459,179
Equinix, Inc.	1,753	701,849
Federal Realty Investment Trust	3,075	410,513
GGP, Inc.	12,536	290,584
Host Hotels & Resorts, Inc.	16,449	306,938
Iron Mountain, Inc.	8,187	292,030
Prologis, Inc.	13,062	677,657
Public Storage	2,206	482,915
Realty Income Corp.	5,555	330,689
Simon Property Group, Inc.	5,204	895,244
UDR, Inc.	10,721	388,743
Ventas, Inc.	5,177	336,712

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.0% (Continued)
Welltower, Inc.	9,882	$699,843
		8,878,262
FOOD & STAPLES RETAILING - 0.3%
Sysco Corp.	7,188	373,201
Wal-Mart Stores, Inc.	2,611	188,201
Whole Foods Market, Inc.	6,590	195,855
		757,257
FOOD PRODUCTS - 0.9%
General Mills, Inc.	13,762	812,095
Hershey Co. (The)	5,263	574,983
Kellogg Co.	8,108	588,722
		1,975,800
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
Abbott Laboratories	16,121	715,934
Baxter International, Inc.	7,430	385,320
Becton, Dickinson and Co.	7,318	1,342,414
Boston Scientific Corp. (a)	28,192	701,135
C.R. Bard, Inc.	2,178	541,320
Danaher Corp.	15,314	1,309,806
Edwards Lifesciences Corp. (a)	4,070	382,865
Intuitive Surgical, Inc. (a)	887	679,859
Stryker Corp.	6,643	874,551
		6,933,204
HEALTH CARE PROVIDERS & SERVICES - 2.7%
Aetna, Inc.	7,870	1,003,818
AmerisourceBergen Corp.	5,221	462,059
Centene Corp. (a)	2,008	143,090
HCA Holdings, Inc. (a)	5,270	468,977
Humana, Inc.	3,143	647,898
UnitedHealth Group, Inc.	19,462	3,191,963
		5,917,805
HEALTH CARE TECHNOLOGY - 0.2%
Cerner Corp. (a)	8,234	484,571

HOTELS, RESTAURANTS & LEISURE - 2.3%
Chipotle Mexican Grill, Inc. (a)	790	351,961
Marriott International, Inc. - Class A	8,558	805,992

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 2.3% (Continued)
McDonald's Corp.	12,500	$1,620,125
Starbucks Corp.	31,676	1,849,562
Yum! Brands, Inc.	6,767	432,411
		5,060,051
HOUSEHOLD DURABLES - 0.3%
Mohawk Industries, Inc. (a)	2,024	464,488
Newell Brands, Inc.	5,827	274,859
		739,347
HOUSEHOLD PRODUCTS - 2.2%
Colgate-Palmolive Co.	19,805	1,449,528
Kimberly-Clark Corp.	6,725	885,212
Procter & Gamble Co. (The)	28,043	2,519,663
		4,854,403
INDUSTRIAL CONGLOMERATES - 1.4%
3M Co.	13,549	2,592,330
Roper Technologies, Inc.	1,811	373,954
		2,966,284
INSURANCE - 1.3%
Aflac, Inc.	4,154	300,833
Aon plc	6,821	809,584
Chubb Corp.	2,780	378,775
Marsh & McLennan Cos., Inc.	17,227	1,272,903
		2,762,095
INTERNET & DIRECT MARKETING RETAIL - 4.7%
Amazon.com, Inc. (a)	7,761	6,880,437
Expedia, Inc.	2,852	359,837
Netflix, Inc. (a)	8,437	1,247,073
Priceline Group, Inc. (The) (a)	1,030	1,833,369
		10,320,716
INTERNET SOFTWARE & SERVICES - 7.6%
Akamai Technologies, Inc. (a)	5,069	302,619
Alphabet, Inc. - Class A (a)	6,379	5,408,116
Alphabet, Inc. - Class C (a)	5,236	4,343,576
Facebook, Inc. - Class A (a)	46,207	6,563,705
		16,618,016
IT SERVICES - 6.2%
Accenture plc - Class A	14,553	1,744,614
Automatic Data Processing, Inc.	8,962	917,619

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
IT SERVICES - 6.2% (Continued)
Cognizant Technology Solutions Corp. - Class A (a)	8,415	$500,861
Fidelity National Information Services, Inc.	8,241	656,148
Fiserv, Inc. (a)	6,387	736,485
International Business Machines Corp.	10,084	1,756,028
MasterCard, Inc. - Class A	20,125	2,263,459
Paychex, Inc.	12,166	716,577
PayPal Holdings, Inc. (a)	22,112	951,258
Visa, Inc. - Class A	38,164	3,391,635
		13,634,684
LEISURE PRODUCTS - 0.2%
Hasbro, Inc.	4,868	485,924

LIFE SCIENCES TOOLS & SERVICES - 0.7%
Agilent Technologies, Inc.	5,785	305,853
Illumina, Inc. (a)	1,783	304,251
Thermo Fisher Scientific, Inc.	6,351	975,514
		1,585,618
MACHINERY - 1.6%
Deere & Co.	4,488	488,563
Illinois Tool Works, Inc.	9,594	1,270,917
Ingersoll-Rand plc	6,896	560,783
PACCAR, Inc.	4,404	295,949
Parker-Hannifin Corp.	3,091	495,549
Xylem, Inc.	6,063	304,484
		3,416,245
MEDIA - 5.2%
CBS Corp. - Class B	10,907	756,510
Charter Communications, Inc. - Class A (a)	4,569	1,495,525
Comcast Corp. - Class A	99,802	3,751,557
Discovery Communications, Inc. - Class C (a)	13,725	388,555
Omnicom Group, Inc.	6,116	527,260
Time Warner, Inc.	16,206	1,583,488
Twenty-First Century Fox, Inc. - Class B	22,965	729,828
Walt Disney Co. (The)	19,939	2,260,883
		11,493,606
METALS & MINING - 0.3%
Newmont Mining Corp.	12,767	420,800

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
METALS & MINING - 0.3% (Continued)
Nucor Corp.	4,570	$272,921
		693,721
MULTI-LINE RETAIL - 0.3%
Dollar Tree, Inc. (a)	3,886	304,895
Target Corp.	4,956	273,522
		578,417
MULTI-UTILITIES - 0.2%
CenterPoint Energy, Inc.	13,201	363,952

OIL, GAS & CONSUMABLE FUELS - 1.5%
Apache Corp.	6,000	308,340
ConocoPhillips	4,907	244,712
EOG Resources, Inc.	6,985	681,387
EQT Corp.	3,520	215,072
Noble Energy, Inc.	3,045	104,565
Occidental Petroleum Corp.	8,735	553,449
ONEOK, Inc.	5,111	283,354
Pioneer Natural Resources Co.	3,656	680,857
Williams Cos., Inc. (The)	5,981	176,978
		3,248,714
PERSONAL PRODUCTS - 0.2%
Estee Lauder Cos., Inc. (The) - Class A	5,280	447,691

PHARMACEUTICALS - 5.5%
AbbVie, Inc.	36,696	2,391,112
Bristol-Myers Squibb Co.	19,655	1,068,839
Eli Lilly & Co.	12,108	1,018,404
Johnson & Johnson	35,751	4,452,787
Merck & Co., Inc.	37,284	2,369,025
Zoetis, Inc.	14,643	781,497
		12,081,664
PROFESSIONAL SERVICES - 0.2%
Nielsen Holdings plc	10,461	432,144

ROAD & RAIL - 1.0%
CSX Corp.	15,035	699,879
Union Pacific Corp.	13,604	1,440,936
		2,140,815

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
Analog Devices, Inc.	7,094	$581,353
Applied Materials, Inc.	24,367	947,876
Broadcom Ltd.	8,089	1,771,167
Intel Corp.	47,177	1,701,674
KLA-Tencor Corp.	4,512	428,956
Lam Research Corp.	3,913	502,273
Microchip Technology, Inc.	7,002	516,608
NVIDIA Corp.	10,929	1,190,496
QUALCOMM, Inc.	30,537	1,750,992
Skyworks Solutions, Inc.	3,110	304,718
Texas Instruments, Inc.	22,211	1,789,318
Xilinx, Inc.	4,619	267,394
		11,752,825
SOFTWARE - 7.9%
Activision Blizzard, Inc.	14,012	698,638
Adobe Systems, Inc. (a)	10,776	1,402,281
Autodesk, Inc. (a)	4,626	400,010
Citrix Systems, Inc. (a)	3,452	287,862
Electronic Arts, Inc. (a)	5,362	480,006
Intuit, Inc.	5,164	598,972
Microsoft Corp.	154,029	10,144,350
Oracle Corp.	35,196	1,570,094
Red Hat, Inc. (a)	3,789	327,749
salesforce.com, Inc. (a)	13,105	1,081,031
Symantec Corp.	13,164	403,872
		17,394,865
SPECIALTY RETAIL - 3.6%
Advance Auto Parts, Inc.	1,310	194,220
AutoZone, Inc. (a)	659	476,490
Home Depot, Inc. (The)	26,011	3,819,195
Lowe's Cos., Inc.	15,097	1,241,124
O'Reilly Automotive, Inc. (a)	2,290	617,934
Ross Stores, Inc.	6,132	403,915
TJX Cos., Inc. (The)	10,035	793,568
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,400	399,322
		7,945,768

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.8%
Apple, Inc.	104,727	$15,045,081

TEXTILES, APPAREL & LUXURY GOODS - 0.5%
NIKE, Inc. - Class B	16,735	932,642
Under Armour, Inc. - Class A (a)	11,753	232,474
		1,165,116
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Fastenal Co.	8,072	415,708
W.W. Grainger, Inc.	1,898	441,779
		857,487
WATER UTILITIES - 0.2%
American Water Works Co., Inc.	6,943	539,957

TOTAL COMMON STOCKS (COST $139,932,004)		$217,273,728

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (b)	1.000%	06/15/17	$800,000	$800,000
Calvert Social Investment Foundation, Inc. (b)	1.000%	12/15/17	175,000	175,000
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/17/19	800,000	800,000
TOTAL CORPORATE NOTES (COST $1,775,000)				$1,775,000

TOTAL INVESTMENTS - (COST(c) $141,707,004 - Unrealized gain/loss $77,341,724) - 99.7%				$219,048,728

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				682,244

NET ASSETS - 100.0%				$219,730,972

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Represents cost for financial reporting purposes.

plc - Public Liability Company

See accompanying Notes to Schedules of Investments.

Schedule of Portfolio Investments
Praxis Small Cap Index Fund
March 31, 2017 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
AEROSPACE & DEFENSE - 0.5%
AdvanSix, Inc. (a)	3,450	$94,254
Engility Holdings, Inc. (a)	2,850	82,479
TASER International, Inc. (a)	3,650	83,183
		259,916
AIR FREIGHT & LOGISTICS - 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	1,880	104,246
Echo Global Logistics, Inc. (a)	1,960	41,846
Forward Air Corp.	2,040	97,043
Hub Group, Inc. - Class A (a)	2,260	104,864
		347,999
AIRLINES - 1.0%
Allegiant Travel Co.	1,180	189,095
Hawaiian Holdings, Inc. (a)	3,650	169,542
SkyWest, Inc.	3,790	129,808
		488,445
AUTO COMPONENTS - 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	5,900	110,802
Cooper-Standard Holdings, Inc. (a)	1,190	132,007
Dorman Products, Inc. (a)	2,250	184,792
Fox Factory Holding Corp. (a)	2,040	58,548
Gentherm, Inc. (a)	2,520	98,910
Standard Motor Products, Inc.	1,500	73,710
		658,769
AUTOMOBILES - 0.5%
LCI Industries	1,700	169,660
Winnebago Industries, Inc.	1,920	56,160
		225,820
BANKS - 10.1%
Ameris Bancorp	2,470	113,867
Banc of California, Inc.	4,200	86,940
Banner Corp.	1,960	109,054
Cardinal Financial Corp.	2,510	75,149
Central Pacific Financial Corp.	2,270	69,326
City Holding Co.	710	45,781
Columbia Banking System, Inc.	3,710	144,653
Community Bank System, Inc.	2,710	148,996
Customers Bancorp, Inc. (a)	2,090	65,898

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
BANKS - 10.1% (Continued)
CVB Financial Corp.	6,370	$140,713
First BanCorp (a)	18,890	106,728
First Commonwealth Financial Corp.	5,600	74,256
First Financial Bancorp	4,940	135,603
First Financial Bankshares, Inc.	4,410	176,841
First Midwest Bancorp, Inc.	5,580	132,134
Glacier Bancorp, Inc.	5,010	169,989
Great Western Bancorp, Inc.	3,870	164,127
Hanmi Financial Corp.	2,240	68,880
Home Bancshares, Inc.	8,050	217,913
Hope Bancorp, Inc.	8,360	160,261
Independent Bank Corp. (Maryland)	1,730	112,450
LegacyTexas Financial Group, Inc.	3,040	121,296
NBT Bancorp, Inc.	2,980	110,469
OFG Bancorp	4,070	48,026
Old National Bancorp	9,310	161,528
Opus Bank	4,010	80,802
Pinnacle Financial Partners, Inc.	2,775	184,399
S&T Bancorp, Inc.	2,180	75,428
ServisFirst Bancshares, Inc.	3,040	110,595
Simmons First National Corp. - Class A	1,970	108,646
Southside Bancshares, Inc.	2,250	75,533
Sterling Bancorp	9,370	222,069
Texas Capital Bancshares, Inc. (a)	3,440	287,068
Tompkins Financial Corp.	920	74,106
United Bankshares, Inc.	5,020	212,095
United Community Banks, Inc.	4,800	132,912
Westamerica Bancorp.	1,670	93,236
Wintrust Financial Corp.	3,630	250,906
		4,868,673
BIOTECHNOLOGY - 1.7%
Acorda Therapeutics, Inc. (a)	3,480	73,080
AMAG Pharmaceuticals, Inc. (a)	2,360	53,218
Eagle Pharmaceuticals, Inc. (a)	1,210	100,358
Emergent BioSolutions, Inc. (a)	3,960	114,998
Enanta Pharmaceuticals, Inc. (a)	1,630	50,204
Ligand Pharmaceuticals, Inc. (a)	1,270	134,417
MiMedx Group, Inc. (a)	6,580	62,707

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
BIOTECHNOLOGY - 1.7% (Continued)
Momenta Pharmaceuticals, Inc. (a)	4,620	$61,677
Progenics Pharmaceuticals, Inc. (a)	4,270	40,309
Repligen Corp. (a)	2,250	79,200
Spectrum Pharmaceuticals, Inc. (a)	7,480	48,620
		818,788
BUILDING PRODUCTS - 2.7%
AAON, Inc.	2,750	97,212
American Woodmark Corp. (a)	1,025	94,095
Apogee Enterprises, Inc.	1,960	116,836
Gibraltar Industries, Inc. (a)	3,370	138,844
Insteel Industries, Inc.	2,100	75,894
Patrick Industries, Inc. (a)	1,000	70,800
PGT Innovations, Inc. (a)	4,110	44,182
Quanex Building Products Corp.	5,670	114,817
Simpson Manufacturing Co., Inc.	2,850	122,807
TopBuild Corp. (a)	2,710	127,370
Trex Co., Inc. (a)	2,350	163,067
Universal Forest Products, Inc.	1,560	153,722
		1,319,646
CAPITAL MARKETS – 2.0%
Donnelley Financial Solutions, Inc. (a)	2,320	44,753
Evercore Partners, Inc. - Class A	2,760	215,004
Financial Engines, Inc.	3,590	156,344
Greenhill & Co., Inc.	2,200	64,460
HFF, Inc. - Class A	2,570	71,112
Interactive Brokers Group, Inc. - Class A	4,980	172,906
INTL FCStone, Inc. (a)	1,190	45,172
Investment Technology Group, Inc.	2,350	47,587
Piper Jaffray Cos.	1,130	72,151
Virtus Investment Partners, Inc.	490	51,891
		941,380
CHEMICALS - 0.8%
Innophos Holdings, Inc.	2,140	115,496
Koppers Holdings, Inc. (a)	2,020	85,547
Quaker Chemical Corp.	1,460	192,223
		393,266
COMMERCIAL SERVICES & SUPPLIES - 3.7%
ABM Industries, Inc.	4,080	177,888

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 3.7% (Continued)
Brady Corp. - Class A	4,820	$186,293
Brink's Co. (The)	3,320	177,454
Essendant, Inc.	3,100	46,965
Healthcare Services Group, Inc.	4,950	213,295
Interface, Inc.	4,680	89,154
LSC Communications, Inc.	1,990	50,068
Mobile Mini, Inc.	3,110	94,855
Multi-Color Corp.	1,020	72,420
R.R. Donnelley & Sons Co.	6,330	76,656
Team, Inc. (a)	2,640	71,412
Tetra Tech, Inc.	4,740	193,629
UniFirst Corp.	1,150	162,668
US Ecology, Inc.	1,490	69,807
Viad Corp.	1,980	89,496
		1,772,060
COMMUNICATIONS EQUIPMENT - 1.7%
ADTRAN, Inc.	3,230	67,022
CalAmp Corp. (a)	3,190	53,560
Harmonic, Inc. (a)	9,220	54,859
Ixia (a)	7,030	138,140
Lumentum Holdings, Inc. (a)	3,640	194,194
NETGEAR, Inc. (a)	2,450	121,398
Viavi Solutions, Inc. (a)	15,670	167,982
		797,155
CONSTRUCTION & ENGINEERING - 0.4%
Aegion Corp. (a)	2,880	65,981
Comfort Systems USA, Inc.	2,340	85,761
MYR Group, Inc. (a)	1,530	62,730
		214,472
CONSTRUCTION MATERIALS - 0.4%
Headwaters, Inc. (a)	5,210	122,331
U.S. Concrete, Inc. (a)	1,100	71,005
		193,336
CONSUMER FINANCE - 0.7%
Encore Capital Group, Inc. (a)	2,750	84,700
Green Dot Corp. - Class A (a)	3,100	103,416
PRA Group, Inc. (a)	3,460	114,699

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
CONSUMER FINANCE - 0.7% (Continued)
World Acceptance Corp. (a)	710	$36,764
		339,579
CONTAINERS & PACKAGING - 0.5%
Ingevity Corp. (a)	2,980	181,333
Myers Industries, Inc.	4,580	72,593
		253,926
DIVERSIFIED CONSUMER SERVICES - 0.8%
Capella Education Co.	880	74,822
Career Education Corp. (a)	4,710	40,977
Matthews International Corp. - Class A	2,810	190,097
Strayer Education, Inc.	760	61,172
		367,068
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
8x8, Inc. (a)	6,310	96,228
ATN International, Inc.	1,320	92,954
Cincinnati Bell, Inc. (a)	3,160	55,932
Cogent Communications Holdings, Inc.	3,200	137,760
Consolidated Communications Holdings, Inc.	3,970	92,977
Iridium Communications, Inc. (a)	5,930	57,225
		533,076
ELECTRIC UTILITIES - 0.5%
ALLETE, Inc.	3,670	248,496

ELECTRICAL EQUIPMENT - 0.8%
AZZ, Inc.	1,800	107,100
Encore Wire Corp.	1,700	78,200
Franklin Electric Co., Inc.	2,880	123,984
General Cable Corp.	4,630	83,108
		392,392
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.2%
Anixter International, Inc. (a)	2,180	172,874
Badger Meter, Inc.	2,110	77,542
Benchmark Electronics, Inc. (a)	3,960	125,928
CTS Corp.	2,780	59,214
Daktronics, Inc.	4,970	46,966
Fabrinet (a)	2,610	109,698
FARO Technologies, Inc. (a)	1,290	46,118

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.2% (Continued)
II-VI, Inc. (a)	3,780	$136,269
Insight Enterprises, Inc. (a)	2,820	115,874
Itron, Inc. (a)	2,370	143,859
Methode Electronics, Inc.	2,500	114,000
MTS Systems Corp.	1,320	72,666
OSI Systems, Inc. (a)	1,360	99,266
Plexus Corp. (a)	2,470	142,766
Rogers Corp. (a)	1,610	138,251
Sanmina Corp. (a)	5,140	208,684
ScanSource, Inc. (a)	2,400	94,200
TTM Technologies, Inc. (a)	7,390	119,201
		2,023,376
ENERGY EQUIPMENT & SERVICES - 2.6%
Archrock, Inc.	4,940	61,256
Atwood Oceanics, Inc. (a)	10,930	104,163
CARBO Ceramics, Inc. (a)	3,940	51,378
Exterran Corp. (a)	4,550	143,097
Geospace Technologies Corp. (a)	2,810	45,606
Helix Energy Solutions Group, Inc. (a)	18,730	145,532
Matrix Service Co. (a)	8,110	133,815
Newpark Resources, Inc. (a)	16,660	134,946
Pioneer Energy Services Corp. (a)	8,950	35,800
SEACOR Holdings, Inc. (a)	1,250	86,488
TETRA Technologies, Inc. (a)	9,720	39,560
Tidewater, Inc. (a)	35,300	40,595
U.S. Silica Holdings, Inc.	5,020	240,910
		1,263,146
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.1%
Acadia Realty Trust	5,320	159,919
Agree Realty Corp.	1,980	94,961
American Assets Trust, Inc.	2,730	114,223
CareTrust REIT, Inc.	5,220	87,800
Chesapeake Lodging Trust	3,710	88,892
CoreSite Realty Corp.	2,450	220,623
DiamondRock Hospitality Co.	14,040	156,546
EastGroup Properties, Inc.	2,290	168,384
Franklin Street Properties Corp.	7,520	91,293

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.1% (Continued)
Government Properties Income Trust	6,310	$132,068
Kite Realty Group Trust	5,340	114,810
Lexington Realty Trust	14,740	147,105
LTC Properties, Inc.	2,270	108,733
Parkway, Inc.	2,790	55,493
Pennsylvania Real Estate Investment Trust	5,160	78,122
PS Business Parks, Inc.	1,590	182,468
Retail Opportunity Investments Corp.	7,190	151,206
Sabra Health Care REIT, Inc.	4,460	124,568
Summit Hotel Properties, Inc.	6,420	102,592
Universal Health Realty Income Trust	1,650	106,425
		2,486,231
FOOD & STAPLES RETAILING - 0.7%
Andersons, Inc. (The)	1,860	70,494
Diplomat Pharmacy, Inc. (a)	7,240	115,478
SpartanNash Co.	2,920	102,171
SUPERVALU, Inc. (a)	18,810	72,606
		360,749
FOOD PRODUCTS - 2.0%
B&G Foods, Inc.	4,680	188,370
Calavo Growers, Inc.	1,050	63,630
Cal-Maine Foods, Inc.	3,150	115,920
Darling Ingredients, Inc. (a)	11,730	170,319
J & J Snack Foods Corp.	1,600	216,896
Sanderson Farms, Inc.	2,020	209,757
		964,892
GAS UTILITIES - 1.3%
Northwest Natural Gas Co.	2,480	146,568
South Jersey Industries, Inc.	6,330	225,664
Spire, Inc.	3,590	242,325
		614,557
HEALTH CARE EQUIPMENT & SUPPLIES - 3.9%
Abaxis, Inc.	1,520	73,720
Analogic Corp.	950	72,105
AngioDynamics, Inc. (a)	3,020	52,397
Anika Therapeutics, Inc. (a)	950	41,268
Cantel Medical Corp.	2,945	235,895

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 3.9% (Continued)
CONMED Corp.	1,820	$80,826
Haemonetics Corp. (a)	3,650	148,081
ICU Medical, Inc. (a)	1,050	160,335
Inogen, Inc. (a)	1,750	135,730
Integer Holdings Corp. (a)	2,180	87,636
Integra LifeSciences Holdings Corp. (a)	5,310	223,710
Invacare Corp.	3,570	42,483
Merit Medical Systems, Inc. (a)	3,140	90,746
Neogen Corp. (a)	2,365	155,026
Varex Imaging Corp. (a)	4,550	152,880
ZELTIQ Aesthetics, Inc. (a)	2,440	135,688
		1,888,526
HEALTH CARE PROVIDERS & SERVICES - 3.7%
Aceto Corp.	3,275	51,778
Amedisys, Inc. (a)	2,810	143,563
AMN Healthcare Services, Inc. (a)	3,380	137,228
BioTelemetry, Inc. (a)	2,100	60,795
Chemed Corp.	1,470	268,554
Community Health Systems, Inc. (a)	10,040	89,055
Cross Country Healthcare, Inc. (a)	3,090	44,372
Ensign Group, Inc. (The)	3,400	63,920
HealthEquity, Inc. (a)	4,070	172,771
HMS Holdings Corp. (a)	5,890	119,744
Kindred Healthcare, Inc.	7,520	62,792
LHC Group, Inc. (a)	1,070	57,673
Magellan Health, Inc. (a)	1,600	110,480
PharMerica Corp. (a)	2,260	52,884
Providence Service Corp. (The) (a)	1,220	54,217
Select Medical Holdings Corp. (a)	11,670	155,795
Tivity Health, Inc. (a)	2,400	69,840
U.S. Physical Therapy, Inc.	850	55,505
		1,770,966
HEALTH CARE TECHNOLOGY - 0.9%
HealthStream, Inc. (a)	2,180	52,821
Medidata Solutions, Inc. (a)	3,710	214,030
Omnicell, Inc. (a)	2,840	115,446
Quality Systems, Inc. (a)	4,120	62,789
		445,086

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 2.8%
Belmond Ltd. - Class A (a)	6,450	$78,045
Biglari Holdings, Inc. (a)	220	95,036
Bob Evans Farms, Inc.	1,500	97,305
Chuy's Holdings, Inc. (a)	1,450	43,210
Dave & Buster's Entertainment, Inc. (a)	2,670	163,110
DineEquity, Inc.	2,520	137,138
Fiesta Restaurant Group, Inc. (a)	3,740	90,508
ILG, Inc.	7,690	161,182
Marcus Corp. (The)	1,880	60,348
Marriott Vacations Worldwide Corp.	1,800	179,874
Red Robin Gourmet Burgers, Inc. (a)	1,120	65,464
Sonic Corp.	3,500	88,760
Wingstop, Inc.	2,410	68,155
		1,328,135
HOUSEHOLD DURABLES - 1.9%
Cavco Industries, Inc. (a)	790	91,956
Ethan Allen Interiors, Inc.	2,030	62,220
Installed Building Products, Inc. (a)	2,400	126,600
iRobot Corp. (a)	1,930	127,650
La-Z-Boy, Inc.	3,670	99,090
LGI Homes, Inc. (a)	1,640	55,612
M/I Homes, Inc. (a)	1,900	46,550
MDC Holdings, Inc.	3,150	94,658
Meritage Homes Corp. (a)	2,680	98,624
Universal Electronics, Inc. (a)	1,130	77,405
William Lyon Homes - Class A (a)	2,360	48,663
		929,028
HOUSEHOLD PRODUCTS - 0.7%
Central Garden & Pet Co. - Class A (a)	3,330	115,618
WD-40 Co.	1,980	215,721
		331,339
INDUSTRIAL CONGLOMERATES - 0.2%
Raven Industries, Inc.	2,880	83,664

INSURANCE - 3.0%
American Equity Investment Life Holding Co.	6,800	160,684
AMERISAFE, Inc.	1,540	99,946
Employers Holdings, Inc.	2,590	98,290

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
INSURANCE - 3.0% (Continued)
HCI Group, Inc.	980	$44,668
Horace Mann Educators Corp.	3,080	126,434
Maiden Holdings Ltd.	5,990	83,860
Navigators Group, Inc. (The)	1,640	89,052
ProAssurance Corp.	3,540	213,285
RLI Corp.	2,580	154,852
Selective Insurance Group, Inc.	3,910	184,357
Stewart Information Services Corp.	1,710	75,548
United Fire Group, Inc.	1,370	58,595
Universal Insurance Holdings, Inc.	2,220	54,390
		1,443,961
INTERNET & DIRECT MARKETING RETAIL - 0.4%
Nutrisystem, Inc.	2,150	119,325
Shutterfly, Inc. (a)	1,020	49,256
		168,581
INTERNET SOFTWARE & SERVICES - 1.1%
Blucora, Inc. (a)	3,190	55,187
LivePerson, Inc. (a)	8,470	58,019
NIC, Inc.	4,840	97,768
Shutterstock, Inc. (a)	2,450	101,308
SPS Commerce, Inc. (a)	1,280	74,867
Stamps.com, Inc. (a)	1,120	132,552
		519,701
IT SERVICES - 1.2%
Cardtronics plc - Class A (a)	3,300	154,275
CSG Systems International, Inc.	2,660	100,575
ExlService Holdings, Inc. (a)	2,360	111,770
Perficient, Inc. (a)	3,200	55,552
Sykes Enterprises, Inc. (a)	3,400	99,960
Virtusa Corp. (a)	2,370	71,621
		593,753
LEISURE PRODUCTS - 0.3%
Callaway Golf Co.	8,680	96,088
Nautilus, Inc. (a)	2,630	47,997
		144,085
LIFE SCIENCES TOOLS & SERVICES - 0.6%
Albany Molecular Research, Inc. (a)	3,470	48,684
Cambrex Corp. (a)	2,535	139,552

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.6% (Continued)
Luminex Corp.	4,580	$84,134
		272,370
MACHINERY - 5.4%
Actuant Corp. - Class A	4,520	119,102
Alamo Group, Inc.	690	52,571
Albany International Corp. - Class A	2,090	96,244
Astec Industries, Inc.	1,530	94,087
Barnes Group, Inc.	3,690	189,445
Briggs & Stratton Corp.	3,210	72,064
Chart Industries, Inc. (a)	2,270	79,314
CIRCOR International, Inc.	1,270	75,489
EnPro Industries, Inc.	1,620	115,279
ESCO Technologies, Inc.	1,900	110,390
Federal Signal Corp.	4,870	67,255
Greenbrier Cos., Inc. (The)	2,030	87,493
Harsco Corp. (a)	6,320	80,580
Hillenbrand, Inc.	5,160	184,986
John Bean Technologies Corp.	2,085	183,376
Lindsay Corp.	840	74,021
Lydall, Inc. (a)	1,350	72,360
Mueller Industries, Inc.	4,570	156,431
Proto Labs, Inc. (a)	1,720	87,892
SPX Corp. (a)	3,480	84,390
SPX FLOW, Inc. (a)	2,860	99,271
Standex International Corp.	980	98,147
Tennant Co.	1,310	95,171
Wabash National Corp.	4,440	91,864
Watts Water Technologies, Inc. - Class A	2,220	138,417
		2,605,639
MARINE - 0.2%
Matson, Inc.	3,030	96,233

MEDIA - 0.6%
Gannett Co., Inc.	8,110	67,962
New Media Investment Group, Inc.	4,350	61,813
Scholastic Corp.	2,210	94,080
World Wrestling Entertainment, Inc. - Class A	2,990	66,438
		290,293

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
METALS & MINING - 0.4%
Materion Corp.	2,680	$89,914
Olympic Steel, Inc.	1,860	34,521
SunCoke Energy, Inc. (a)	6,660	59,674
		184,109
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
Capstead Mortgage Corp.	8,250	86,955
Four Corners Property Trust, Inc.	4,110	93,831
		180,786
MULTILINE RETAIL - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	4,875	163,313

MULTI-LINE RETAIL - 0.1%
Fred's, Inc. - Class A	2,820	36,942

MULTI-UTILITIES - 0.4%
Avista Corp.	5,040	196,812

OIL, GAS & CONSUMABLE FUELS - 0.5%
Cloud Peak Energy, Inc. (a)	8,110	37,144
Contango Oil & Gas Co. (a)	13,220	96,770
Green Plains, Inc.	3,100	76,725
REX American Resources Corp. (a)	470	42,530
		253,169
PAPER & FOREST PRODUCTS - 1.5%
Boise Cascade Co. (a)	3,890	103,863
Clearwater Paper Corp. (a)	1,730	96,880
Deltic Timber Corp.	1,350	105,462
KapStone Paper and Packaging Corp.	7,190	166,089
Neenah Paper, Inc.	1,880	140,436
P.H. Glatfelter Co.	4,550	98,917
		711,647
PHARMACEUTICALS - 1.9%
Amphastar Pharmaceuticals, Inc. (a)	3,400	49,300
Depomed, Inc. (a)	4,530	56,851
Impax Laboratories, Inc. (a)	5,670	71,726
Innoviva, Inc. (a)	9,270	128,204
Medicines Co. (The) (a)	4,760	232,764

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
PHARMACEUTICALS - 1.9% (Continued)
Nektar Therapeutics (a)	10,150	$238,221
Phibro Animal Health Corp. - Class A	1,640	46,084
Supernus Pharmaceuticals, Inc. (a)	3,420	107,046
		930,196
PROFESSIONAL SERVICES - 2.0%
Exponent, Inc.	2,020	120,291
Insperity, Inc.	1,390	123,224
Kelly Services, Inc. - Class A	2,590	56,617
Korn/Ferry International	4,520	142,335
Navigant Consulting, Inc. (a)	4,350	99,441
On Assignment, Inc. (a)	3,380	164,031
TrueBlue, Inc. (a)	3,620	99,007
WageWorks, Inc. (a)	2,490	180,027
		984,973
ROAD & RAIL - 1.0%
ArcBest Corp.	1,760	45,760
Celadon Group, Inc.	5,460	35,763
Heartland Express, Inc.	5,750	115,287
Knight Transportation, Inc.	6,610	207,224
Saia, Inc. (a)	1,850	81,955
		485,989
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
Advanced Energy Industries, Inc. (a)	2,880	197,453
Brooks Automation, Inc.	5,540	124,096
Cabot Microelectronics Corp.	1,630	124,874
CEVA, Inc. (a)	1,740	61,770
Diodes, Inc. (a)	2,910	69,985
Exar Corp. (a)	4,270	55,553
Kulicke & Soffa Industries, Inc. (a)	5,390	109,525
MKS Instruments, Inc.	4,100	281,875
Nanometrics, Inc. (a)	2,070	63,052
Power Integrations, Inc.	1,970	129,528
Rambus, Inc. (a)	7,285	95,725
Rudolph Technologies, Inc. (a)	2,700	60,480
Semtech Corp. (a)	4,710	159,198
Ultratech, Inc. (a)	1,950	57,759
Veeco Instruments, Inc. (a)	2,960	88,356

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7% (Continued)
Xperi Corp.	3,380	$114,751
		1,793,980
SOFTWARE - 2.5%
Blackbaud, Inc.	3,550	272,178
Bottomline Technologies (de), Inc. (a)	3,210	75,916
Ebix, Inc.	2,750	168,437
ePlus, Inc. (a)	530	71,577
MicroStrategy, Inc. - Class A (a)	680	127,704
Monotype Imaging Holdings, Inc.	3,610	72,561
Progress Software Corp.	3,880	112,714
Qualys, Inc. (a)	2,220	84,138
Synchronoss Technologies, Inc. (a)	3,140	76,616
TiVo Solutions, Inc.	8,170	153,188
		1,215,029
SPECIALTY RETAIL - 4.3%
Abercrombie & Fitch Co. - Class A	5,900	70,387
Asbury Automotive Group, Inc. (a)	1,760	105,776
Ascena Retail Group, Inc. (a)	13,890	59,171
Barnes & Noble Education, Inc. (a)	3,970	38,072
Barnes & Noble, Inc.	4,090	37,832
Caleres, Inc.	3,100	81,902
Children's Place, Inc. (The)	1,390	166,869
Express, Inc. (a)	6,430	58,577
Finish Line, Inc. (The) - Class A	8,500	120,955
Five Below, Inc. (a)	3,920	169,775
Francesca's Holdings Corp. (a)	2,830	43,441
Genesco, Inc. (a)	1,570	87,057
Group 1 Automotive, Inc.	1,380	102,230
Guess?, Inc.	9,260	103,249
Hibbett Sports, Inc. (a)	3,770	111,215
Lithia Motors, Inc. - Class A	1,650	141,323
Lumber Liquidators Holdings, Inc. (a)	2,930	61,501
MarineMax, Inc. (a)	2,510	54,342
Monro Muffler Brake, Inc.	2,320	120,872
Select Comfort Corp. (a)	3,400	84,286
Tailored Brands, Inc.	3,570	53,336
Tile Shop Holdings, Inc.	4,970	95,673

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
SPECIALTY RETAIL - 4.3% (Continued)
Vitamin Shoppe, Inc. (a)	5,080	$102,362
		2,070,203
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
Cray, Inc. (a)	3,130	68,547
Electronics For Imaging, Inc. (a)	3,390	165,534
Super Micro Computer, Inc. (a)	4,440	112,554
		346,635
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
Crocs, Inc. (a)	6,870	48,571
G-III Apparel Group Ltd. (a)	5,110	111,858
Iconix Brand Group, Inc. (a)	5,250	39,480
Movado Group, Inc.	1,630	40,669
Oxford Industries, Inc.	1,855	106,217
Steven Madden Ltd. (a)	5,170	199,303
Wolverine World Wide, Inc.	7,210	180,034
		726,132
THRIFTS & MORTGAGE FINANCE - 1.7%
Astoria Financial Corp.	6,390	131,059
BofI Holding, Inc. (a)	3,910	102,168
Dime Community Bancshares, Inc.	2,440	49,532
HomeStreet, Inc. (a)	2,050	57,297
LendingTree, Inc. (a)	950	119,083
Northwest Bancshares, Inc.	7,750	130,510
Provident Financial Services, Inc.	4,170	107,795
TrustCo Bank Corp. NY	5,380	42,233
Walker & Dunlop, Inc. (a)	2,200	91,718
		831,395
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Applied Industrial Technologies, Inc.	2,920	180,602
DXP Enterprises, Inc. (a)	1,340	50,746
Veritiv Corp. (a)	1,190	61,642
		292,990

Schedule of Portfolio Investments (Continued)
Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
WATER UTILITIES - 0.5%
American States Water Co.	2,420	$107,206
California Water Service Group	4,300	154,155
		261,361

TOTAL COMMON STOCKS (COST $47,202,334)		$47,724,234

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (b) (COST $440,000)	1.000%	06/15/17	$440,000	$440,000

TOTAL INVESTMENTS - (COST(c) $47,642,334 - Unrealized gain/loss $521,900) - 99.7%				$48,164,234

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				140,621

NET ASSETS - 100.0%				$48,304,855

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Represents cost for financial reporting purposes.

plc - Public Liability Company
REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Schedule of Portfolio Investments
Praxis Genesis Conservative Portfolio
March 31, 2017 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Value
DEBT FUND - 70.0%
Praxis Impact Bond Fund - Class I (a)	1,478,513	$15,213,898

EQUITY FUND - 30.0%
Praxis Growth Index Fund - Class I (a)	98,204	2,011,208
Praxis International Index Fund - Class I (a)	194,047	1,994,804
Praxis Small Cap Index Fund - Class I (a)(b)	52,685	545,295
Praxis Value Index Fund - Class I (a)	151,344	1,973,525
		6,524,832
TOTAL INVESTMENTS - (COST(c) $19,853,216 - Unrealized gain/loss $1,885,514) - 100.0%		$21,738,730

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (d)		3,561

NET ASSETS - 100.0%		$21,742,291

(a)	Affiliated fund.
(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes.
(d)	Percentage rounds to less than 0.1%.

See accompanying Notes to Schedules of Investments.

Schedule of Portfolio Investments
Praxis Genesis Balanced Portfolio
March 31, 2017 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Value
DEBT FUND - 40.0%
Praxis Impact Bond Fund - Class I (a)	2,571,179	$26,457,436

EQUITY FUND - 60.0%
Praxis Growth Index Fund - Class I (a)	517,208	10,592,420
Praxis International Index Fund - Class I (a)	1,179,989	12,130,291
Praxis Small Cap Index Fund - Class I (a)(b)	640,836	6,632,648
Praxis Value Index Fund - Class I (a)	797,125	10,394,506
		39,749,865
TOTAL INVESTMENTS - (COST(c) $55,307,526 - Unrealized gain/loss $10,899,775) - 100.0%		$66,207,301

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (d)		(16,332)

NET ASSETS - 100.0%		$66,190,969

(a)	Affiliated fund.
(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes.
(d)	Percentage rounds to less than 0.1%.

See accompanying Notes to Schedules of Investments.

Schedule of Portfolio Investments
Praxis Genesis Growth Portfolio
March 31, 2017 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Value
DEBT FUND - 20.0%
Praxis Impact Bond Fund - Class I (a)	1,108,892	$11,410,500

EQUITY FUND - 80.0%
Praxis Growth Index Fund - Class I (a)	571,805	11,710,572
Praxis International Index Fund - Class I (a)	1,355,891	13,938,565
Praxis Small Cap Index Fund - Class I (a)(b)	829,084	8,581,023
Praxis Value Index Fund - Class I (a)	881,284	11,491,946
		45,722,106
TOTAL INVESTMENTS - (COST(c) $45,105,012 - Unrealized gain/loss $12,027,594) - 100.0%		$57,132,606

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (d)		(15,600)

NET ASSETS - 100.0%		$57,117,006

(a)	Affiliated fund.
(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes.
(d)	Percentage rounds to less than 0.1%.

See accompanying Notes to Schedules of Investments.

Praxis Mutual Funds
Notes to Schedule of Portfolio Investments
March 31, 2017 (Unaudited)

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under an agreement and a Declaration of Trust dated September 27, 1993, as amended and restated April 28, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2017, the Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund,” collectively the “Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio,” collectively the “Portfolios”). Each Fund and Portfolio is a diversified series of the Trust.

As of March 31, 2017, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A Shares are subject to a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be at amortized cost, which approximates fair value. The Portfolios’ investments in the underlying Funds are valued at the Funds’ closing net asset value per share.

Praxis Mutual Funds
Notes to Schedule of Portfolio Investments

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of March 31, 2017, for each Fund’s and Portfolio’s investments are as follows:

Praxis Impact Bond Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$10,668,795	$-	$10,668,795
Commercial Mortgage Backed Securities	-	5,190,954	-	5,190,954
Foreign Bonds	-	9,563,317	-	9,563,317
Municipal Bonds	-	12,964,961	-	12,964,961
Corporate Bonds	-	210,412,872	-	210,412,872
Corporate Notes	-	4,600,000	-	4,600,000
U.S. Government Agencies	-	203,729,082	-	203,729,082
Investment Companies	3,605,380	-	-	3,605,380
Total Investments	$3,605,380	$457,129,981	$-	$460,735,361

Praxis International Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$224,956,326	$70,912	$-	$225,027,238
Corporate Notes	-	1,600,000	-	1,600,000
Total Investments	$224,956,326	$1,670,912	$-	$226,627,238

Praxis Mutual Funds
Notes to Schedule of Portfolio Investments

Praxis Value Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$163,182,516	$-	$-	$163,182,516
Rights	-	7,028	-	7,028
Corporate Notes	-	1,270,000	-	1,270,000
Total Investments	$163,182,516	$1,277,028	$-	$164,459,544

Praxis Growth Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$217,273,728	$-	$-	$217,273,728
Corporate Notes	-	1,775,000	-	1,775,000
Total Investments	$217,273,728	$1,775,000	$-	$219,048,728

Praxis Small Cap Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$47,724,234	$-	$-	$47,724,234
Corporate Notes	-	440,000	-	440,000
Total Investments	$47,724,234	$440,000	$-	$48,164,234

Praxis Genesis Conservative Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$21,738,730	$-	$-	$21,738,730
Total Investments	$21,738,730	$-	$-	$21,738,730

Praxis Genesis Balanced Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$66,207,301	$-	$-	$66,207,301
Total Investments	$66,207,301	$-	$-	$66,207,301

Praxis Genesis Growth Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$57,132,606	$-	$-	$57,132,606
Total Investments	$57,132,606	$-	$-	$57,132,606

Refer to each Fund’s Schedule of Portfolio Investments for a listing of common stocks, if applicable, by industry type. As of March 31, 2017, the Funds and Portfolios did not have any transfers into and out of any Level. In addition, the Funds and Portfolios did not have any derivative instruments or assets and liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2017. It is the Funds’ and Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than on the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Praxis Mutual Funds
Notes to Schedule of Portfolio Investments

Risks associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities during the reporting period, resulting from changes in the exchange rate.

3. Federal Income Tax Information:

The following information is computed on a tax basis for each item as of March 31, 2017:

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund

Cost of portfolio investments	$456,236,517	$193,800,876	$130,735,527	$141,928,135	$47,656,731

Gross unrealized appreciation	$9,034,616	$46,554,806	$36,698,536	$78,938,157	$3,054,521
Gross unrealized depreciation	(4,535,772)	(13,728,444)	(2,974,519)	(1,817,564)	(2,547,018)

Net unrealized appreciation on investments	$4,498,844	$32,826,362	$33,724,017	$77,120,593	$507,503

	Praxis Genesis Consevative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio

Cost of portfolio investments	$20,040,585	$55,803,811	$45,624,382

Gross unrealized appreciation	$1,997,041	$11,127,330	$12,200,720
Gross unrealized depreciation	(298,896)	(723,840)	(692,496)

Net unrealized appreciation on investments	$1,698,145	$10,403,490	$11,508,224

The difference between the federal income tax cost of portfolio investments and the Schedule of Portfolio Investments cost for each Fund (excluding the Impact Bond Fund) is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Praxis Mutual Funds
Notes to Schedule of Portfolio Investments

4. Subsequent Events

The Funds and Portfolios evaluated subsequent events from March 31, 2017 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attacted herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Praxis Mutual Funds

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Chad Horning
Chad Horning, President

Date:	May 25, 2017

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	May 25, 2017